Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — 93.7%
Advertising — 0.1%
Advantage Solutions, Inc.*	2,600	$8,918
Boston Omaha Corp., Class A*	700	10,409
Clear Channel Outdoor Holdings, Inc.*	12,200	19,520
National CineMedia, Inc.*	2,500	17,625
Stagwell, Inc.*	2,700	18,954
		75,426
Aerospace & Defense — 1.2%
AAR Corp.*	1,169	76,406
AeroVironment, Inc.*	883	177,041
AerSale Corp.*	1,000	5,050
Archer Aviation, Inc., Class A*	7,900	23,937
Astronics Corp.*	995	19,383
Barnes Group, Inc.	1,565	63,242
Ducommun, Inc.*	400	26,332
Eve Holding, Inc.*	700	2,268
Intuitive Machines, Inc.*	1,200	9,660
Joby Aviation, Inc.*	13,400	67,402
Kratos Defense & Security Solutions, Inc.*	4,922	114,682
Leonardo DRS, Inc.*	2,400	67,728
Mercury Systems, Inc.*	1,800	66,600
Moog, Inc., Class A	891	180,000
National Presto Industries, Inc.	148	11,121
Redwire Corp.*	900	6,183
Rocket Lab USA, Inc.*	11,700	113,841
Triumph Group, Inc.*	2,200	28,358
Virgin Galactic Holdings, Inc.*	440	2,684
VirTra, Inc.*	500	3,110
		1,065,028
Agriculture — 0.4%
Alico, Inc.	200	5,594
Dole PLC	2,300	37,467
Fresh Del Monte Produce, Inc.	1,116	32,967
Ispire Technology, Inc.*	800	4,964
Limoneira Co.	600	15,900
Tejon Ranch Co.*	725	12,724
The Andersons, Inc.	1,032	51,744
Turning Point Brands, Inc.	500	21,575
Universal Corp.	755	40,098
Vector Group Ltd.	4,857	72,466
Vital Farms, Inc.*	1,100	38,577
		334,076
Airlines — 0.3%
Allegiant Travel Co.	524	28,851
Frontier Group Holdings, Inc.*	1,200	6,420
JetBlue Airways Corp.*	9,700	63,632
SkyWest, Inc.*	1,281	108,911
Spirit Airlines, Inc.	3,800	9,120
Sun Country Airlines Holdings, Inc.*	1,200	13,452
Wheels Up Experience, Inc.*	3,400	8,228
		238,614
Apparel — 0.5%
Hanesbrands, Inc.*	11,700	85,995
	Number of Shares	Value†

Apparel — (continued)
Kontoor Brands, Inc.	1,800	$147,204
Oxford Industries, Inc.	508	44,074
Rocky Brands, Inc.	200	6,372
Steven Madden Ltd.	2,373	116,253
Superior Group of Cos., Inc.	500	7,745
Torrid Holdings, Inc.*	400	1,572
Weyco Group, Inc.	200	6,808
Wolverine World Wide, Inc.	2,682	46,721
		462,744
Auto Manufacturers — 0.2%
Blue Bird Corp.*	1,092	52,372
Canoo, Inc.*	2,400	2,361
Hyliion Holdings Corp.*	5,500	13,640
REV Group, Inc.	1,700	47,702
Wabash National Corp.	1,400	26,866
		142,941
Auto Parts & Equipment — 1.1%
Adient PLC*	2,900	65,453
Aeva Technologies, Inc.*	680	2,237
American Axle & Manufacturing Holdings, Inc.*	3,416	21,111
Aurora Innovation, Inc.*	30,800	182,336
Commercial Vehicle Group, Inc.*	1,200	3,900
Cooper-Standard Holdings, Inc.*	500	6,935
Dana, Inc.	4,196	44,310
Dorman Products, Inc.*	839	94,908
Douglas Dynamics, Inc.	800	22,064
Fox Factory Holding Corp.*	1,357	56,315
Gentherm, Inc.*	1,068	49,715
Holley, Inc.*	1,700	5,015
indie Semiconductor, Inc., Class A*	5,500	21,945
Luminar Technologies, Inc.*	11,600	10,436
Methode Electronics, Inc.	1,060	12,678
Miller Industries, Inc.	343	20,923
Phinia, Inc.	1,400	64,442
SES AI Corp.*	4,800	3,071
Solid Power, Inc.*	4,500	6,075
Standard Motor Products, Inc.	700	23,240
The Goodyear Tire & Rubber Co.*	9,495	84,031
The Shyft Group, Inc.	1,200	15,060
Titan International, Inc.*	1,800	14,634
Visteon Corp.*	862	82,097
XPEL, Inc.*	800	34,696
		947,627
Banks — 8.9%
1st Source Corp.	588	35,209
ACNB Corp.	300	13,101
Alerus Financial Corp.	600	13,728
Amalgamated Financial Corp.	600	18,822
Amerant Bancorp, Inc.	900	19,233
Ameris Bancorp	2,112	131,768
Ames National Corp.	300	5,469
Arrow Financial Corp.	475	13,614

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
Associated Banc-Corp.	4,900	$105,546
Atlantic Union Bankshares Corp.	2,912	109,695
BancFirst Corp.	620	65,255
Bank First Corp.	300	27,210
Bank of Hawaii Corp.	1,300	81,601
Bank of Marin Bancorp	480	9,643
Bank7 Corp.	100	3,747
BankUnited, Inc.	2,500	91,100
Bankwell Financial Group, Inc.	200	5,990
Banner Corp.	1,100	65,516
Bar Harbor Bankshares	397	12,243
BayCom Corp.	400	9,488
BCB Bancorp, Inc.	500	6,170
Blue Foundry Bancorp*	900	9,225
Bridgewater Bancshares Inc.*	700	9,919
Burke & Herbert Financial Services Corp.	402	24,518
Business First Bancshares, Inc.	800	20,536
Byline Bancorp, Inc.	1,100	29,447
Cadence Bank	5,983	190,559
California BanCorp*	777	11,492
Camden National Corp.	439	18,139
Capital Bancorp, Inc.	300	7,713
Capital City Bank Group, Inc.	469	16,551
Carter Bankshares, Inc.*	800	13,912
Cathay General Bancorp	2,250	96,637
Central Pacific Financial Corp.	900	26,559
Chemung Financial Corp.	100	4,802
ChoiceOne Financial Services, Inc.	300	9,273
Citizens & Northern Corp.	556	10,948
Citizens Financial Services, Inc.	101	5,934
City Holding Co.	445	52,239
Civista Bancshares, Inc.	600	10,692
CNB Financial Corp.	574	13,810
Coastal Financial Corp.*	400	21,596
Colony Bankcorp, Inc.	500	7,760
Community Financial System, Inc.	1,737	100,868
Community Trust Bancorp, Inc.	483	23,986
Community West Bancshares	400	7,704
ConnectOne Bancorp, Inc.	1,260	31,563
CrossFirst Bankshares, Inc.*	1,500	25,035
Customers Bancorp, Inc.*	980	45,521
CVB Financial Corp.	4,292	76,483
Dime Community Bancshares, Inc.	1,109	31,939
Eagle Bancorp, Inc.	873	19,712
Eastern Bankshares, Inc.	6,286	103,028
Enterprise Bancorp, Inc.	313	10,003
Enterprise Financial Services Corp.	1,180	60,487
Equity Bancshares, Inc., Class A	500	20,440
Esquire Financial Holdings, Inc.	200	13,042
Farmers & Merchants Bancorp, Inc.	400	11,060
Farmers National Banc Corp.	1,100	16,632
FB Financial Corp.	1,186	55,659
Fidelity D&D Bancorp, Inc.	100	4,934
Financial Institutions, Inc.	440	11,207
	Number of Shares	Value†

Banks — (continued)
First Bancorp	1,324	$55,065
First Bancorp	5,300	112,201
First Bank	800	12,160
First Busey Corp.	1,713	44,572
First Business Financial Services, Inc.	300	13,677
First Commonwealth Financial Corp.	3,421	58,670
First Community Bankshares, Inc.	526	22,697
First Financial Bancorp	3,182	80,282
First Financial Bankshares, Inc.	4,204	155,590
First Financial Corp.	380	16,663
First Foundation, Inc.	1,800	11,232
First Internet Bancorp	300	10,278
First Interstate BancSystem, Inc., Class A	2,587	79,369
First Merchants Corp.	1,930	71,796
First Mid Bancshares, Inc.	700	27,237
Five Star Bancorp	500	14,865
Fulton Financial Corp.	6,003	108,834
FVCBankcorp, Inc.*	500	6,525
German American Bancorp, Inc.	938	36,347
Glacier Bancorp, Inc.	3,699	169,044
Great Southern Bancorp, Inc.	271	15,531
Guaranty Bancshares, Inc.	330	11,345
Hancock Whitney Corp.	2,878	147,267
Hanmi Financial Corp.	1,013	18,842
HarborOne Bancorp, Inc.	1,177	15,277
HBT Financial, Inc.	400	8,752
Heartland Financial USA, Inc.	1,417	80,344
Heritage Commerce Corp.	1,900	18,772
Heritage Financial Corp.	1,230	26,777
Hilltop Holdings, Inc.	1,442	46,375
Home BancShares, Inc.	6,235	168,906
HomeStreet, Inc.	600	9,456
Hope Bancorp, Inc.	3,567	44,802
Horizon Bancorp, Inc.	1,350	20,993
Independent Bank Corp.	1,360	80,417
Independent Bank Corp.	600	20,010
Independent Bank Group, Inc.	1,150	66,309
International Bancshares Corp.	1,725	103,138
Investar Holding Corp.	400	7,760
John Marshall Bancorp, Inc.	400	7,912
Kearny Financial Corp.	1,445	9,927
Lakeland Financial Corp.	791	51,510
LCNB Corp.	400	6,028
LINKBANCORP, Inc.	900	5,769
Live Oak Bancshares, Inc.	1,100	52,107
Mercantile Bank Corp.	500	21,860
Merchants Bancorp	500	22,480
Metrocity Bankshares, Inc.	600	18,372
Metropolitan Bank Holding Corp.*	300	15,774
Mid Penn Bancorp, Inc.	400	11,932
Middlefield Banc Corp.	300	8,640
Midland States Bancorp, Inc.	600	13,428
MidWestOne Financial Group, Inc.	400	11,412
MVB Financial Corp.	400	7,744

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Banks — (continued)
National Bank Holdings Corp., Class A	1,200	$50,520
National Bankshares, Inc.	200	5,980
NB Bancorp, Inc.*	1,300	24,128
NBT Bancorp, Inc.	1,469	64,974
Nicolet Bankshares, Inc.	400	38,252
Northeast Bank	200	15,426
Northeast Community Bancorp, Inc.	500	13,225
Northrim BanCorp, Inc.	200	14,244
Norwood Financial Corp.	300	8,274
Oak Valley Bancorp	300	7,971
OFG Bancorp	1,510	67,829
Old National Bancorp	10,250	191,265
Old Second Bancorp, Inc.	1,400	21,826
Orange County Bancorp, Inc.	200	12,064
Origin Bancorp, Inc.	1,000	32,160
Orrstown Financial Services, Inc.	600	21,576
Park National Corp.	492	82,646
Parke Bancorp, Inc.	300	6,270
Pathward Financial, Inc.	800	52,808
PCB Bancorp	400	7,516
Peapack-Gladstone Financial Corp.	536	14,692
Peoples Bancorp of North Carolina, Inc.	200	5,078
Peoples Bancorp, Inc.	1,091	32,828
Peoples Financial Services Corp.	300	14,064
Pioneer Bancorp, Inc.*	500	5,485
Plumas Bancorp	200	8,156
Ponce Financial Group, Inc.*	800	9,352
Preferred Bank	400	32,100
Premier Financial Corp.	1,131	26,556
Primis Financial Corp.	500	6,090
Princeton Bancorp, Inc.	200	7,396
Provident Bancorp, Inc.*	600	6,474
QCR Holdings, Inc.	500	37,015
RBB Bancorp	600	13,812
Red River Bancshares, Inc.	200	10,400
Renasant Corp.	1,835	59,637
Republic Bancorp, Inc., Class A	287	18,741
S&T Bancorp, Inc.	1,281	53,764
Sandy Spring Bancorp, Inc.	1,450	45,486
Seacoast Banking Corp of Florida	2,796	74,513
ServisFirst Bancshares, Inc.	1,700	136,765
Shore Bancshares, Inc.	1,065	14,899
Sierra Bancorp	412	11,899
Simmons First National Corp., Class A	4,096	88,228
SmartFinancial, Inc.	600	17,484
South Plains Financial, Inc.	400	13,568
Southern First Bancshares, Inc.*	300	10,224
Southern States Bancshares, Inc.	300	9,219
Southside Bancshares, Inc.	971	32,461
SouthState Corp.	2,427	235,856
Stellar Bancorp, Inc.	1,692	43,806
Sterling Bancorp, Inc.*	600	2,730
Stock Yards Bancorp, Inc.	867	53,745
Texas Capital Bancshares, Inc.*	1,500	107,190
The Bancorp, Inc.*	1,612	86,242
	Number of Shares	Value†

Banks — (continued)
The Bank of NT Butterfield & Son Ltd.	1,500	$55,320
The First Bancorp, Inc.	334	8,791
The First Bancshares, Inc.	1,000	32,130
The First of Long Island Corp.	489	6,293
Third Coast Bancshares, Inc.*	300	8,031
Tompkins Financial Corp.	458	26,468
Towne Bank	2,277	75,278
TriCo Bancshares	998	42,565
Triumph Financial, Inc.*	700	55,678
TrustCo Bank Corp.	650	21,495
Trustmark Corp.	2,030	64,595
UMB Financial Corp.	1,481	155,668
United Bankshares, Inc.	4,360	161,756
United Community Banks, Inc.	3,971	115,477
Unity Bancorp, Inc.	200	6,812
Univest Financial Corp.	987	27,774
USCB Financial Holdings, Inc.	400	6,100
Valley National Bancorp	14,083	127,592
Veritex Holdings, Inc.	1,753	46,139
Virginia National Bankshares Corp.	200	8,330
Walker & Dunlop, Inc.	1,040	118,134
Washington Trust Bancorp, Inc.	470	15,139
WesBanco, Inc.	1,830	54,497
West BanCorp, Inc.	478	9,087
Westamerica BanCorp	873	43,144
		7,785,986
Beverages — 0.3%
BRC, Inc., Class A*	1,800	6,156
MGP Ingredients, Inc.	500	41,625
National Beverage Corp.	784	36,801
Primo Water Corp.	5,200	131,300
The Duckhorn Portfolio, Inc.*	1,600	9,296
The Vita Coco Co., Inc.*	1,200	33,972
Westrock Coffee Co.*	1,100	7,150
		266,300
Biotechnology — 8.2%
2seventy bio, Inc.*	1,433	6,764
4D Molecular Therapeutics, Inc.*	1,700	18,377
89bio, Inc.*	2,800	20,720
Absci Corp.*	2,900	11,078
ACADIA Pharmaceuticals, Inc.*	4,000	61,520
Achieve Life Sciences, Inc.*	1,300	6,162
Acrivon Therapeutics, Inc.*	400	2,800
Actinium Pharmaceuticals, Inc.*	1,000	1,880
Acumen Pharmaceuticals, Inc.*	1,800	4,464
ADC Therapeutics S.A.*	2,600	8,190
ADMA Biologics, Inc.*	7,400	147,926
Adverum Biotechnologies, Inc.*	800	5,616
Aerovate Therapeutics, Inc.*	300	627
Agenus, Inc.*	505	2,767
Akero Therapeutics, Inc.*	2,300	65,987
Aldeyra Therapeutics, Inc.*	1,800	9,702
Allogene Therapeutics, Inc.*	2,800	7,840
Altimmune, Inc.*	2,600	15,964

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
Alto Neuroscience, Inc.*	400	$4,576
ALX Oncology Holdings, Inc.*	600	1,092
Amicus Therapeutics, Inc.*	9,800	104,664
AnaptysBio, Inc.*	700	23,450
Anavex Life Sciences Corp.*	2,500	14,200
ANI Pharmaceuticals, Inc.*	600	35,796
Annexon, Inc.*	3,000	17,760
Apogee Therapeutics, Inc.*	1,200	70,488
Applied Therapeutics, Inc.*	3,400	28,900
Arbutus Biopharma Corp.*	4,800	18,480
Arcellx, Inc.*	1,400	116,914
Arcturus Therapeutics Holdings, Inc.*	700	16,247
Arcus Biosciences, Inc.*	1,800	27,522
Arcutis Biotherapeutics, Inc.*	3,600	33,480
Ardelyx, Inc.*	7,700	53,053
ArriVent Biopharma, Inc.*	900	21,150
Arrowhead Pharmaceuticals, Inc.*	4,000	77,480
ARS Pharmaceuticals, Inc.*	1,700	24,650
Astria Therapeutics, Inc.*	1,600	17,616
Atea Pharmaceuticals, Inc.*	2,800	9,380
Atossa Therapeutics, Inc.*	4,900	7,448
Aura Biosciences, Inc.*	1,600	14,256
Aurinia Pharmaceuticals, Inc.*	4,500	32,985
Avid Bioservices, Inc.*	2,100	23,898
Avidity Biosciences, Inc.*	3,500	160,755
Axsome Therapeutics, Inc.*	1,200	107,844
Beam Therapeutics, Inc.*	2,500	61,250
BioCryst Pharmaceuticals, Inc.*	7,000	53,200
Biohaven Ltd.*	2,461	122,976
Biomea Fusion, Inc.*	700	7,070
Black Diamond Therapeutics, Inc.*	1,400	6,090
Bluebird Bio, Inc.*	4,200	2,182
Blueprint Medicines Corp.*	2,000	185,000
Bridgebio Pharma, Inc.*	4,655	118,516
C4 Therapeutics, Inc.*	2,100	11,970
Cabaletta Bio, Inc.*	1,500	7,080
Candel Therapeutics, Inc.*	800	5,544
Capricor Therapeutics, Inc.*	1,000	15,210
Cardiff Oncology, Inc.*	1,600	4,272
Cargo Therapeutics, Inc.*	1,100	20,295
Caribou Biosciences, Inc.*	3,000	5,880
Cartesian Therapeutics, Inc.*	160	2,579
Cassava Sciences, Inc.*	1,400	41,202
Celcuity, Inc.*	800	11,928
Celldex Therapeutics, Inc.*	2,100	71,379
Century Therapeutics, Inc.*	800	1,368
CervoMed, Inc.*	200	2,920
CG oncology, Inc.*	1,600	60,368
Chinook Therapeutics, Inc.*	2,060	803
ChromaDex Corp.*	1,900	6,935
Cibus, Inc.*	600	1,956
Cogent Biosciences, Inc.*	2,900	31,320
Compass Therapeutics, Inc.*	3,500	6,440
Contineum Therapeutics, Inc., Class A*	300	5,742
Crinetics Pharmaceuticals, Inc.*	2,500	127,750
	Number of Shares	Value†

Biotechnology — (continued)
Cullinan Therapeutics, Inc.*	1,700	$28,458
Cytek Biosciences, Inc.*	4,000	22,160
Cytokinetics, Inc.*	3,700	195,360
Day One Biopharmaceuticals, Inc.*	1,700	23,681
Denali Therapeutics, Inc.*	4,100	119,433
Design Therapeutics, Inc.*	1,300	6,994
Dianthus Therapeutics, Inc.*	800	21,904
Disc Medicine, Inc.*	600	29,484
Dynavax Technologies Corp.*	4,420	49,239
Dyne Therapeutics, Inc.*	2,700	96,984
Edgewise Therapeutics, Inc.*	2,400	64,056
Editas Medicine, Inc.*	2,500	8,525
Elevation Oncology, Inc.*	2,100	1,260
Eliem Therapeutics, Inc.*	1,000	5,090
Entrada Therapeutics, Inc.*	800	12,784
Erasca, Inc.*	4,400	12,012
Esperion Therapeutics, Inc.*	6,600	10,890
Evolus, Inc.*	1,900	30,780
EyePoint Pharmaceuticals, Inc.*	1,700	13,583
Fate Therapeutics, Inc.*	2,900	10,150
Fibrobiologics, Inc.*	1,000	3,090
Generation Bio Co.*	1,300	3,211
Geron Corp.*	19,240	87,350
Greenwich Lifesciences, Inc.*	200	2,874
Guardant Health, Inc.*	3,900	89,466
Halozyme Therapeutics, Inc.*	4,089	234,054
Harvard Bioscience, Inc.*	1,500	4,035
HilleVax, Inc.*	1,100	1,936
Humacyte, Inc.*	3,100	16,864
Ideaya Biosciences, Inc.*	2,600	82,368
IGM Biosciences, Inc.*	300	4,962
ImmunityBio, Inc.*	4,800	17,856
Immunome, Inc.*	1,800	26,316
Immunovant, Inc.*	1,900	54,169
Inhibrx Biosciences, Inc.*	200	3,132
Inmune Bio, Inc.*	500	2,695
Innoviva, Inc.*	1,700	32,827
Inovio Pharmaceuticals, Inc.*	900	5,202
Inozyme Pharma, Inc.*	1,300	6,799
Insmed, Inc.*	5,100	372,300
Intellia Therapeutics, Inc.*	3,200	65,760
Invivyd, Inc.*	3,300	3,366
Iovance Biotherapeutics, Inc.*	8,500	79,815
iTeos Therapeutics, Inc.*	700	7,147
Janux Therapeutics, Inc.*	900	40,887
Jasper Therapeutics, Inc.*	400	7,524
Keros Therapeutics, Inc.*	1,000	58,070
Kiniksa Pharmaceuticals International PLC*	1,300	32,487
Kodiak Sciences, Inc.*	1,100	2,871
Korro Bio, Inc.*	200	6,684
Krystal Biotech, Inc.*	837	152,359
Kymera Therapeutics, Inc.*	1,500	70,995
Kyverna Therapeutics, Inc.*	700	3,423
Larimar Therapeutics, Inc.*	1,500	9,825

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Biotechnology — (continued)
LENZ Therapeutics, Inc.	485	$11,514
Lexeo Therapeutics, Inc.*	200	1,808
Lexicon Pharmaceuticals, Inc.*	2,560	4,019
Ligand Pharmaceuticals, Inc.*	521	52,147
Lineage Cell Therapeutics, Inc.*	5,100	4,617
Liquidia Corp.*	2,000	20,000
MacroGenics, Inc.*	1,900	6,251
Maravai LifeSciences Holdings, Inc., Class A*	3,800	31,578
MeiraGTx Holdings PLC*	1,100	4,587
Merrimack Pharmaceuticals, Inc.*	400	0
Mersana Therapeutics, Inc.*	3,400	6,426
Mind Medicine MindMed, Inc.*	2,500	14,225
Mineralys Therapeutics, Inc.*	1,000	12,110
Monte Rosa Therapeutics, Inc.*	1,100	5,830
Myriad Genetics, Inc.*	3,000	82,170
Nektar Therapeutics*	6,600	8,580
NeoGenomics, Inc.*	4,000	59,000
Neumora Therapeutics, Inc.*	2,900	38,309
Nkarta, Inc.*	1,900	8,588
Novavax, Inc.*	4,700	59,361
Nurix Therapeutics, Inc.*	2,000	44,940
Nuvalent, Inc., Class A*	1,100	112,530
Nuvation Bio, Inc.*	6,200	14,198
Olema Pharmaceuticals, Inc.*	1,400	16,716
Omeros Corp.*	2,300	9,131
Organogenesis Holdings, Inc.*	2,500	7,150
Ovid therapeutics, Inc.*	2,300	2,714
PepGen, Inc.*	600	5,130
Perspective Therapeutics, Inc.*	1,600	21,360
Phathom Pharmaceuticals, Inc.*	1,200	21,696
Pliant Therapeutics, Inc.*	2,000	22,420
Poseida Therapeutics, Inc.*	2,800	8,008
Praxis Precision Medicines, Inc.*	600	34,524
Precigen, Inc.*	3,300	3,126
Prime Medicine, Inc.*	1,500	5,805
ProKidney Corp.*	1,500	2,880
Prothena Corp. PLC*	1,400	23,422
PTC Therapeutics, Inc.*	2,500	92,750
Puma Biotechnology, Inc.*	1,600	4,080
Pyxis Oncology, Inc.*	1,900	6,973
Q32 Bio, Inc.*	100	4,462
RAPT Therapeutics, Inc.*	1,000	2,010
Recursion Pharmaceuticals, Inc., Class A*	6,900	45,471
REGENXBIO, Inc.*	1,400	14,686
Relay Therapeutics, Inc.*	3,000	21,240
Renovaro, Inc.*	2,100	1,015
Replimune Group, Inc.*	1,800	19,728
REVOLUTION Medicines, Inc.*	5,001	226,795
Rigel Pharmaceuticals, Inc.*	629	10,177
Rocket Pharmaceuticals, Inc.*	2,200	40,634
Sage Therapeutics, Inc.*	1,800	12,996
Sana Biotechnology, Inc.*	4,500	18,720
Savara, Inc.*	3,000	12,720
	Number of Shares	Value†

Biotechnology — (continued)
Scholar Rock Holding Corp.*	2,400	$19,224
Scilex Holding Co.*	1,931	1,785
Shattuck Labs, Inc.*	1,500	5,235
Soleno Therapeutics, Inc.*	700	35,343
Solid Biosciences, Inc.*	900	6,273
SpringWorks Therapeutics, Inc.*	2,300	73,692
Stoke Therapeutics, Inc.*	1,200	14,748
Summit Therapeutics, Inc.*	2,800	61,320
Sutro Biopharma, Inc.*	2,134	7,384
Syndax Pharmaceuticals, Inc.*	2,600	50,050
Tango Therapeutics, Inc.*	1,500	11,550
Tarsus Pharmaceuticals, Inc.*	1,200	39,468
Taysha Gene Therapies, Inc.*	5,700	11,457
Tenaya Therapeutics, Inc.*	1,500	2,895
Terns Pharmaceuticals, Inc.*	1,600	13,344
TG Therapeutics, Inc.*	4,600	107,594
Theravance Biopharma, Inc.*	900	7,254
Third Harmonic Bio, Inc.*	600	8,130
Tobira Therapeutic, Inc.*	400	1,812
Tourmaline Bio, Inc.	800	20,568
Travere Therapeutics, Inc.*	2,300	32,177
TScan Therapeutics, Inc.*	1,400	6,972
Tyra Biosciences, Inc.*	700	16,457
UroGen Pharma Ltd.*	1,000	12,700
Ventyx Biosciences, Inc.*	1,500	3,270
Vera Therapeutics, Inc.*	1,300	57,460
Veracyte, Inc.*	2,500	85,100
Verastem, Inc.*	1,100	3,289
Vericel Corp.*	1,600	67,600
Veru, Inc.*	5,400	4,153
Verve Therapeutics, Inc.*	2,300	11,132
Vir Biotechnology, Inc.*	3,000	22,470
Viridian Therapeutics, Inc.*	2,100	47,775
WaVe Life Sciences Ltd.*	2,300	18,860
X4 Pharmaceuticals, Inc.*	4,800	3,213
XBiotech, Inc.*	800	6,184
Xencor, Inc.*	1,900	38,209
XOMA Royalty Corp.*	300	7,944
Zentalis Pharmaceuticals, Inc.*	1,800	6,624
Zevra Therapeutics, Inc.*	1,400	9,716
Zura Bio Ltd.*	300	1,218
Zymeworks, Inc.*	1,600	20,080
		7,120,295
Building Materials — 2.0%
American Woodmark Corp.*	469	43,828
Apogee Enterprises, Inc.	743	52,021
Aspen Aerogels, Inc.*	1,900	52,611
Boise Cascade Co.	1,300	183,274
Caesarstone Ltd.*	800	3,648
Gibraltar Industries, Inc.*	1,001	70,000
Griffon Corp.	1,256	87,920
JELD-WEN Holding, Inc.*	2,700	42,687
Knife River Corp.*	1,900	169,841
LSI Industries, Inc.	1,000	16,150

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Building Materials — (continued)
Masterbrand, Inc.*	4,100	$76,014
Modine Manufacturing Co.*	1,677	222,689
SmartRent, Inc.*	6,700	11,591
Smith-Midland Corp.*	200	6,678
SPX Technologies, Inc.*	1,500	239,190
Summit Materials, Inc., Class A*	3,874	151,202
Tecnoglass, Inc.	700	48,062
UFP Industries, Inc.	1,949	255,728
		1,733,134
Chemicals — 2.0%
AdvanSix, Inc.	900	27,342
American Vanguard Corp.	778	4,123
Arcadium Lithium PLC*	36,084	102,839
Avient Corp.	2,955	148,696
Balchem Corp.	1,030	181,280
Cabot Corp.	1,800	201,186
Codexis, Inc.*	2,000	6,160
Ecovyst, Inc.*	3,900	26,715
H.B. Fuller Co.	1,780	141,296
Hawkins, Inc.	598	76,227
Ingevity Corp.*	1,200	46,800
Innospec, Inc.	846	95,674
Intrepid Potash, Inc.*	370	8,880
Koppers Holdings, Inc.	620	22,649
Kronos Worldwide, Inc.	500	6,225
Lightwave Logic, Inc.*	3,700	10,212
Mativ Holdings, Inc.	1,655	28,119
Minerals Technologies, Inc.	1,028	79,392
Northern Technologies International Corp.	300	3,687
Oil-Dri Corp of America	200	13,798
Orion S.A.	1,900	33,839
Perimeter Solutions S.A.*	4,400	59,180
Quaker Chemical Corp.	477	80,370
Rayonier Advanced Materials, Inc.*	1,900	16,264
Rogers Corp.*	577	65,207
Sensient Technologies Corp.	1,358	108,939
Stepan Co.	676	52,221
Tronox Holdings PLC	4,000	58,520
Valhi, Inc.	100	3,337
		1,709,177
Coal — 0.6%
Alpha Metallurgical Resources, Inc.	369	87,150
Arch Resources, Inc.	578	79,857
CONSOL Energy, Inc.	909	95,127
Hallador Energy Co.*	900	8,487
NACCO Industries, Inc., Class A	100	2,835
Peabody Energy Corp.	4,100	108,814
Ramaco Resources, Inc., Class A	700	8,190
Ramaco Resources, Inc., Class B	140	1,506
SunCoke Energy, Inc.	2,641	22,924
Warrior Met Coal, Inc.	1,700	108,630
		523,520
	Number of Shares	Value†

Commercial Services — 4.4%
ABM Industries, Inc.	2,039	$107,578
Acacia Research Corp.*	1,500	6,990
Adtalem Global Education, Inc.*	1,200	90,576
AirSculpt Technologies, Inc.*	300	1,521
Alarm.com Holdings, Inc.*	1,600	87,472
Alight, Inc., Class A*	13,900	102,860
Alta Equipment Group, Inc.	700	4,718
American Public Education, Inc.*	600	8,850
AMN Healthcare Services, Inc.*	1,209	51,250
Arlo Technologies, Inc.*	3,033	36,730
Barrett Business Services, Inc.	820	30,758
BrightView Holdings, Inc.*	1,915	30,142
Cadiz, Inc.*	1,600	4,848
Carriage Services, Inc.	500	16,415
Cass Information Systems, Inc.	498	20,657
CBIZ, Inc.*	1,540	103,627
Chegg, Inc.*	3,800	6,726
Cimpress PLC*	560	45,875
CompoSecure, Inc., Class A	700	9,814
CoreCivic, Inc.*	3,500	44,275
Coursera, Inc.*	4,300	34,142
CPI Card Group, Inc.*	200	5,566
CRA International, Inc.	174	30,506
Cross Country Healthcare, Inc.*	1,084	14,569
Custom Truck One Source, Inc.*	2,100	7,245
Deluxe Corp.	1,507	29,371
Distribution Solutions Group, Inc.*	342	13,170
DLH Holdings Corp.*	400	3,744
Driven Brands Holdings, Inc.*	2,000	28,540
Emerald Holding, Inc.	600	2,994
Ennis, Inc.	858	20,867
European Wax Center, Inc., Class A*	1,000	6,800
EVERTEC, Inc.	2,139	72,491
First Advantage Corp.*	1,700	33,745
FiscalNote Holdings, Inc.*	2,500	3,200
Flywire Corp.*	4,000	65,560
Forrester Research, Inc.*	375	6,754
Franklin Covey Co.*	397	16,329
Graham Holdings Co., Class B	113	92,854
Green Dot Corp., Class A*	1,840	21,546
Healthcare Services Group, Inc.*	2,580	28,819
Heidrick & Struggles International, Inc.	669	25,997
Herc Holdings, Inc.	952	151,777
Hertz Global Holdings, Inc.*	4,300	14,190
HireQuest, Inc.	200	2,832
Huron Consulting Group, Inc.*	528	57,394
ICF International, Inc.	635	105,912
Information Services Group, Inc.	1,200	3,960
Insperity, Inc.	1,213	106,744
John Wiley & Sons, Inc., Class A	1,200	57,900
Kelly Services, Inc., Class A	914	19,569
Kforce, Inc.	586	36,010
Korn Ferry	1,690	127,156
Laureate Education, Inc., Class A	4,500	74,745
Legalzoom.com, Inc.*	4,300	27,305

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Commercial Services — (continued)
Lifecore Biomedical, Inc.*	900	$4,437
Lincoln Educational Services Corp.*	900	10,746
LiveRamp Holdings, Inc.*	2,167	53,698
MarketWise, Inc.	1,500	1,002
Marqeta, Inc., Class A*	15,600	76,752
Matthews International Corp., Class A	1,005	23,316
Medifast, Inc.*	376	7,197
Mister Car Wash, Inc.*	3,200	20,832
Moneylion, Inc.*	300	12,465
Monro, Inc.	1,037	29,928
National Research Corp.	487	11,133
Payoneer Global, Inc.*	9,500	71,535
Paysafe Ltd.*	917	20,568
Perdoceo Education Corp.	2,200	48,928
Performant Financial Corp.*	2,600	9,724
Priority Technology Holdings, Inc.*	600	4,098
PROG Holdings, Inc.	1,367	66,286
Progyny, Inc.*	2,800	46,928
Quad/Graphics, Inc.	1,100	4,994
Remitly Global, Inc.*	4,900	65,611
Repay Holdings Corp.*	3,100	25,296
Resources Connection, Inc.	1,222	11,853
Sezzle, Inc.*	100	17,059
SoundThinking, Inc.*	300	3,477
Spire Global, Inc.*	800	7,992
Sterling Check Corp.*	900	15,048
StoneCo Ltd., Class A*	9,400	105,844
Strategic Education, Inc.	699	64,692
Stride, Inc.*	1,352	115,339
Target Hospitality Corp.*	1,100	8,558
The Aaron's Co., Inc.	1,100	10,945
The Brink's Co.	1,410	163,052
The GEO Group, Inc.*	4,152	53,353
The Hackett Group, Inc.	816	21,436
Transcat, Inc.*	300	36,231
TriNet Group, Inc.	1,022	99,103
TrueBlue, Inc.*	1,076	8,490
Udemy, Inc.*	3,400	25,296
Universal Technical Institute, Inc.*	1,300	21,138
Upbound Group, Inc.	1,753	56,078
Verra Mobility Corp.*	5,500	152,955
Viad Corp.*	671	24,042
Willdan Group, Inc.*	400	16,380
ZipRecruiter, Inc., Class A*	2,300	21,850
		3,837,670
Computers — 2.2%
3D Systems Corp.*	4,000	11,360
ASGN, Inc.*	1,452	135,370
Cantaloupe, Inc.*	2,000	14,800
Conduent, Inc.*	5,800	23,374
Corsair Gaming, Inc.*	1,500	10,440
Cricut, Inc., Class A	1,700	11,781
Diebold Nixdorf, Inc.*	800	35,728
D-Wave Quantum, Inc.*	3,700	3,637
	Number of Shares	Value†

Computers — (continued)
Everspin Technologies, Inc.*	800	$4,720
ExlService Holdings, Inc.*	5,188	197,922
Grid Dynamics Holdings, Inc.*	1,700	23,800
Insight Enterprises, Inc.*	887	191,051
Integral Ad Science Holding Corp.*	2,400	25,944
Maximus, Inc.	2,014	187,624
Mitek Systems, Inc.*	1,500	13,005
NCR Atleos Corp.*	2,400	68,472
NCR Voyix Corp.*	4,900	66,493
NetScout Systems, Inc.*	2,365	51,439
NextNav, Inc.*	2,600	19,474
OneSpan, Inc.*	1,305	21,754
PAR Technology Corp.*	1,100	57,288
PlayAGS, Inc.*	1,400	15,946
Qualys, Inc.*	1,176	151,069
Rapid7, Inc.*	2,000	79,780
Rekor Systems, Inc.*	2,900	3,422
Rigetti Computing, Inc.*	5,600	4,386
Rimini Street, Inc.*	1,800	3,330
System1, Inc.*	1,100	1,232
Telos Corp.*	2,100	7,539
Tenable Holdings, Inc.*	3,900	158,028
Thoughtworks Holding, Inc.*	3,400	15,028
TTEC Holdings, Inc.	607	3,563
Unisys Corp.*	2,324	13,200
V2X, Inc.*	400	22,344
Varonis Systems, Inc.*	3,614	204,191
WNS Holdings Ltd.*	1,500	79,065
		1,937,599
Cosmetics & Personal Care — 0.3%
Edgewell Personal Care Co.	1,600	58,144
Inter Parfums, Inc.	570	73,804
Olaplex Holdings, Inc.*	5,100	11,985
Prestige Consumer Healthcare, Inc.*	1,572	113,341
The Beauty Health Co.*	2,900	4,176
The Honest Co., Inc.*	2,900	10,353
Waldencast PLC, Class A*	1,000	3,640
		275,443
Distribution & Wholesale — 0.6%
A-Mark Precious Metals, Inc.	600	26,496
EVI Industries, Inc.	200	3,866
G-III Apparel Group Ltd.*	1,308	39,920
Global Industrial Co.	462	15,694
H&E Equipment Services, Inc.	1,059	51,552
Hudson Technologies, Inc.*	1,400	11,676
MRC Global, Inc.*	2,900	36,946
OPENLANE, Inc.*	3,600	60,768
Resideo Technologies, Inc.*	4,700	94,658
Rush Enterprises, Inc., Class A	2,003	105,819
Rush Enterprises, Inc., Class B	225	10,789
ScanSource, Inc.*	781	37,511
ThredUp, Inc., Class A*	1,900	1,600
Titan Machinery, Inc.*	723	10,071

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Distribution & Wholesale — (continued)
VSE Corp.	508	$42,027
		549,393
Diversified Financial Services — 3.6%
AlTi Global, Inc.*	900	3,366
Artisan Partners Asset Management, Inc., Class A	2,100	90,972
Atlanticus Holdings Corp.*	200	7,016
B Riley Financial, Inc.	600	3,150
BGC Group, Inc., Class A	11,900	109,242
Bread Financial Holdings, Inc.	1,600	76,128
Brightsphere Investment Group, Inc.	826	20,981
Brookfield Business Corp., Class A	800	20,264
Burford Capital Ltd.	6,700	88,842
Cohen & Steers, Inc.	917	87,986
Columbia Financial, Inc.*	800	13,656
Consumer Portfolio Services, Inc.*	500	4,690
Dave, Inc.*	300	11,988
Diamond Hill Investment Group, Inc.	107	17,292
Enact Holdings, Inc.	1,000	36,330
Encore Capital Group, Inc.*	797	37,674
Enova International, Inc.*	813	68,121
Federal Agricultural Mortgage Corp., Class C	300	56,223
First Western Financial, Inc.*	300	6,000
Forge Global Holdings, Inc.*	4,300	5,633
FTAI Aviation Ltd.	3,300	438,570
GCM Grosvenor, Inc., Class A	1,200	13,584
Hamilton Lane, Inc., Class A	1,200	202,068
International Money Express, Inc.*	1,100	20,339
LendingClub Corp.*	3,560	40,691
LendingTree, Inc.*	277	16,074
Medallion Financial Corp.	700	5,698
Moelis & Co., Class A	2,300	157,573
Mr. Cooper Group, Inc.*	2,092	192,841
Navient Corp.	2,500	38,975
Nelnet, Inc., Class A	499	56,527
NerdWallet, Inc., Class A*	1,300	16,523
Onity Group, Inc.*	200	6,388
Pagseguro Digital Ltd., Class A*	6,200	53,382
Paysign, Inc.*	1,500	5,505
PennyMac Financial Services, Inc.	900	102,573
Perella Weinberg Partners	1,800	34,758
Piper Sandler Cos.	587	166,597
PJT Partners, Inc., Class A	800	106,672
PRA Group, Inc.*	1,248	27,905
Radian Group, Inc.	5,003	173,554
Regional Management Corp.	300	9,813
Silvercrest Asset Management Group, Inc., Class A	300	5,172
StepStone Group, Inc., Class A	2,000	113,660
StoneX Group, Inc.*	889	72,791
Upstart Holdings, Inc.*	2,500	100,025
Velocity Financial, Inc.*	400	7,844
Victory Capital Holdings, Inc., Class A	1,300	72,020
	Number of Shares	Value†

Diversified Financial Services — (continued)
Virtus Investment Partners, Inc.	214	$44,822
WisdomTree, Inc.	4,700	46,953
World Acceptance Corp.*	112	13,214
		3,128,665
Electric — 1.4%
ALLETE, Inc.	1,851	118,816
Altus Power, Inc.*	2,000	6,360
Ameresco, Inc., Class A*	1,000	37,940
Avista Corp.	2,539	98,386
Black Hills Corp.	2,248	137,398
Genie Energy Ltd., Class B	300	4,875
Hawaiian Electric Industries, Inc.*	5,400	52,272
MGE Energy, Inc.	1,142	104,436
Northwestern Energy Group, Inc.	1,980	113,295
Ormat Technologies, Inc.	1,800	138,492
Otter Tail Corp.	1,392	108,799
Portland General Electric Co.	3,356	160,752
TXNM Energy, Inc.	2,910	127,371
Unitil Corp.	563	34,106
		1,243,298
Electrical Components & Equipment — 0.9%
American Superconductor Corp.*	1,200	28,320
Belden, Inc.	1,355	158,711
ChargePoint Holdings, Inc.*	13,400	18,358
Energizer Holdings, Inc.	2,400	76,224
EnerSys	1,323	135,012
Graham Corp.*	400	11,836
Insteel Industries, Inc.	591	18,374
nLight, Inc.*	1,400	14,966
Novanta, Inc.*	1,130	202,180
Powell Industries, Inc.	311	69,039
Ultralife Corp.*	400	3,616
		736,636
Electronics — 2.2%
Advanced Energy Industries, Inc.	1,193	125,551
Allient, Inc.	500	9,495
Applied Optoelectronics, Inc.*	1,300	18,603
Atkore, Inc.	1,238	104,908
Atmus Filtration Technologies, Inc.	2,700	101,331
Badger Meter, Inc.	924	201,811
Bel Fuse, Inc., Class B	300	23,553
Benchmark Electronics, Inc.	1,113	49,328
CTS Corp.	963	46,590
Enovix Corp.*	5,000	46,700
ESCO Technologies, Inc.	825	106,409
Evolv Technologies Holdings, Inc.*	4,100	16,605
FARO Technologies, Inc.*	620	11,867
Fluidigm Corp.*	10,400	20,072
GoPro, Inc., Class A*	4,300	5,848
Itron, Inc.*	1,450	154,874
Kimball Electronics, Inc.*	733	13,568
Knowles Corp.*	2,852	51,422
Mesa Laboratories, Inc.	186	24,154

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Electronics — (continued)
MicroVision, Inc.*	6,300	$7,182
Mirion Technologies, Inc.*	6,500	71,955
Napco Security Technologies, Inc.	1,200	48,552
NEXTracker, Inc., Class A*	4,700	176,156
NVE Corp.	100	7,987
OSI Systems, Inc.*	498	75,611
Plexus Corp.*	903	123,449
Sanmina Corp.*	1,726	118,145
Stoneridge, Inc.*	873	9,769
TTM Technologies, Inc.*	3,329	60,754
Turtle Beach Corp.*	500	7,670
Vicor Corp.*	722	30,396
Vishay Intertechnology, Inc.	4,100	77,531
		1,947,846
Energy-Alternate Sources — 0.5%
Aemetis, Inc.*	1,500	3,450
Array Technologies, Inc.*	5,100	33,660
ASP Isotopes, Inc.*	1,600	4,448
Energy Vault Holdings, Inc.*	2,500	2,400
Fluence Energy, Inc.*	1,900	43,149
Freyr Battery, Inc.*	4,200	4,075
FuelCell Energy, Inc.*	14,600	5,548
FutureFuel Corp.	800	4,600
Green Plains, Inc.*	1,967	26,633
Montauk Renewables, Inc.*	2,100	10,941
Plug Power, Inc.*	21,200	47,912
REX American Resources Corp.*	476	22,034
Shoals Technologies Group, Inc., Class A*	5,700	31,977
Stem, Inc.*	5,000	1,741
Sunnova Energy International, Inc.*	3,500	34,090
Sunrun, Inc.*	7,200	130,032
TPI Composites, Inc.*	1,400	6,370
		413,060
Engineering & Construction — 1.9%
908 Devices, Inc.*	800	2,776
Arcosa, Inc.	1,600	151,616
Bowman Consulting Group Ltd.*	400	9,632
Centuri Holdings, Inc.*	500	8,075
Concrete Pumping Holdings, Inc.*	1,100	6,369
Construction Partners, Inc., Class A*	1,400	97,720
Dycom Industries, Inc.*	900	177,390
Exponent, Inc.	1,680	193,671
Fluor Corp.*	5,600	267,176
Frontdoor, Inc.*	2,600	124,774
Granite Construction, Inc.	1,433	113,608
Great Lakes Dredge & Dock Corp.*	2,351	24,756
IES Holdings, Inc.*	300	59,886
Iteris, Inc.*	1,700	12,138
Latham Group, Inc.*	1,500	10,200
Limbach Holdings, Inc.*	300	22,728
Mistras Group, Inc.*	800	9,096
MYR Group, Inc.*	510	52,137
NV5 Global, Inc.*	454	42,440
	Number of Shares	Value†

Engineering & Construction — (continued)
Orion Group Holdings, Inc.*	1,100	$6,347
Primoris Services Corp.	1,790	103,963
Sterling Infrastructure, Inc.*	1,000	145,020
Tutor Perini Corp.*	1,397	37,943
		1,679,461
Entertainment — 1.0%
Accel Entertainment, Inc.*	1,600	18,592
AMC Entertainment Holdings, Inc., Class A*	11,100	50,505
Atlanta Braves Holdings, Inc., Class A*	300	12,645
Atlanta Braves Holdings, Inc., Class C*	1,700	67,660
Bally's Corp.*	750	12,937
Cinemark Holdings, Inc.*	3,700	103,008
Everi Holdings, Inc.*	2,700	35,478
Golden Entertainment, Inc.	700	22,253
IMAX Corp.*	1,500	30,765
International Game Technology PLC	3,800	80,940
Lions Gate Entertainment Corp., Class A*	1,900	14,877
Lions Gate Entertainment Corp., Class B*	4,100	28,372
Madison Square Garden Entertainment Corp.*	1,237	52,610
Monarch Casino & Resort, Inc.	385	30,519
RCI Hospitality Holdings, Inc.	300	13,365
Red Rock Resorts, Inc., Class A	1,600	87,104
Reservoir Media, Inc.*	700	5,677
Rush Street Interactive, Inc.*	2,600	28,210
Six Flags Entertainment Corp.	2,992	120,608
Super Group SGHC Ltd.	5,000	18,150
United Parks & Resorts, Inc.*	1,200	60,720
		894,995
Environmental Control — 0.4%
374Water, Inc.*	2,400	3,264
Advanced Emissions Solutions, Inc.*	1,000	5,870
Casella Waste Systems, Inc., Class A*	2,000	198,980
CECO Environmental Corp.*	1,000	28,200
Energy Recovery, Inc.*	1,800	31,302
Enviri Corp.*	2,500	25,850
LanzaTech Global, Inc.*	4,200	8,022
Montrose Environmental Group, Inc.*	1,100	28,930
Perma-Fix Environmental Services, Inc.*	500	6,135
Pure Cycle Corp.*	800	8,616
PureCycle Technologies, Inc.*	3,700	35,150
Quest Resource Holding Corp.*	700	5,586
		385,905
Food — 1.5%
B&G Foods, Inc.	2,272	20,175
Beyond Meat, Inc.*	1,800	12,204
Calavo Growers, Inc.	551	15,720
Cal-Maine Foods, Inc.	1,346	100,735
HF Foods Group, Inc.*	1,300	4,641

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Food — (continued)
Ingles Markets, Inc., Class A	504	$37,598
J & J Snack Foods Corp.	464	79,864
John B Sanfilippo & Son, Inc.	300	28,293
Krispy Kreme, Inc.	2,900	31,146
Lancaster Colony Corp.	662	116,889
Mama's Creations, Inc.*	1,200	8,760
Mission Produce, Inc.*	1,400	17,948
Nathan's Famous, Inc.	100	8,090
Natural Grocers by Vitamin Cottage, Inc.	300	8,907
Seneca Foods Corp., Class A*	111	6,919
SpartanNash Co.	1,130	25,323
Sprouts Farmers Market, Inc.*	3,300	364,353
SunOpta, Inc.*	3,200	20,416
The Chefs' Warehouse, Inc.*	1,150	48,312
The Hain Celestial Group, Inc.*	2,700	23,301
The Simply Good Foods Co.*	3,000	104,310
TreeHouse Foods, Inc.*	1,600	67,168
United Natural Foods, Inc.*	2,000	33,640
Utz Brands, Inc.	2,100	37,170
Village Super Market, Inc., Class A	268	8,520
Weis Markets, Inc.	566	39,014
WK Kellogg Co.	2,200	37,642
		1,307,058
Forest Products & Paper — 0.1%
Sylvamo Corp.	1,100	94,435
Gas — 1.0%
Brookfield Infrastructure Corp., Class A	3,987	173,155
Chesapeake Utilities Corp.	674	83,691
New Jersey Resources Corp.	3,264	154,061
Northwest Natural Holding Co.	1,250	51,025
ONE Gas, Inc.	1,800	133,956
RGC Resources, Inc.	300	6,771
Southwest Gas Holdings, Inc.	1,975	145,676
Spire, Inc.	1,756	118,161
		866,496
Hand & Machine Tools — 0.4%
Cadre Holdings, Inc.	900	34,155
Enerpac Tool Group Corp.	1,806	75,653
Franklin Electric Co., Inc.	1,470	154,086
Kennametal, Inc.	2,600	67,418
Luxfer Holdings PLC	1,000	12,950
		344,262
Healthcare Products — 3.7%
Accuray, Inc.*	3,500	6,300
Adaptive Biotechnologies Corp.*	4,200	21,504
Akoya Biosciences, Inc.*	700	1,904
Alphatec Holdings, Inc.*	3,500	19,460
AngioDynamics, Inc.*	1,158	9,009
Artivion, Inc.*	1,299	34,579
AtriCure, Inc.*	1,500	42,060
Avanos Medical, Inc.*	1,500	36,045
Avita Medical, Inc.*	900	9,648
	Number of Shares	Value†

Healthcare Products — (continued)
Axogen, Inc.*	1,200	$16,824
Axonics, Inc.*	1,700	118,320
BioLife Solutions, Inc.*	1,100	27,544
Bioventus, Inc., Class A*	1,400	16,730
CareDx, Inc.*	1,700	53,082
Castle Biosciences, Inc.*	900	25,668
Cerus Corp.*	6,200	10,788
CONMED Corp.	961	69,115
CVRx, Inc.*	400	3,524
Embecta Corp.	1,800	25,380
Glaukos Corp.*	1,615	210,402
Haemonetics Corp.*	1,605	129,010
ICU Medical, Inc.*	700	127,554
Inari Medical, Inc.*	1,700	70,108
InfuSystem Holdings, Inc.*	700	4,690
Inmode Ltd.*	2,600	44,070
Inogen, Inc.*	900	8,730
Integer Holdings Corp.*	1,057	137,410
Integra LifeSciences Holdings Corp.*	2,300	41,791
iRadimed Corp.	200	10,058
iRhythm Technologies, Inc.*	980	72,755
Lantheus Holdings, Inc.*	2,206	242,108
LeMaitre Vascular, Inc.	700	65,023
LivaNova PLC*	1,800	94,572
MaxCyte, Inc.*	3,100	12,059
Merit Medical Systems, Inc.*	1,875	185,306
MiMedx Group, Inc.*	3,700	21,867
Nautilus Biotechnology, Inc.*	1,600	4,560
Neogen Corp.*	7,038	118,309
NeuroPace, Inc.*	600	4,182
Nevro Corp.*	1,257	7,027
Novocure Ltd.*	3,600	56,268
OmniAb, Inc.*	2,479	10,486
Omnicell, Inc.*	1,500	65,400
OraSure Technologies, Inc.*	2,201	9,398
Orchestra BioMed Holdings, Inc.*	900	4,626
Orthofix Medical, Inc.*	987	15,417
OrthoPediatrics Corp.*	500	13,555
Pacific Biosciences of California, Inc.*	8,100	13,770
Paragon 28, Inc.*	1,300	8,684
Patterson Cos., Inc.	2,600	56,784
PROCEPT BioRobotics Corp.*	1,400	112,168
Pulmonx Corp.*	1,300	10,777
Pulse Biosciences, Inc.*	476	8,349
Quanterix Corp.*	1,200	15,552
Quantum-Si, Inc.*	3,000	2,647
RxSight, Inc.*	1,100	54,373
Sanara Medtech, Inc.*	100	3,024
Semler Scientific, Inc.*	100	2,355
Sera Prognostics, Inc., Class A*	1,100	8,580
SI-BONE, Inc.*	1,400	19,572
STAAR Surgical Co.*	1,617	60,072
Stereotaxis, Inc.*	2,300	4,692
Surmodics, Inc.*	473	18,343
Tactile Systems Technology, Inc.*	900	13,149

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Products — (continued)
Tandem Diabetes Care, Inc.*	2,100	$89,061
TransMedics Group, Inc.*	1,000	157,000
Treace Medical Concepts, Inc.*	1,600	9,280
Twist Bioscience Corp.*	1,888	85,300
UFP Technologies, Inc.*	248	78,542
Utah Medical Products, Inc.	100	6,691
Varex Imaging Corp.*	1,300	15,496
Zimvie, Inc.*	900	14,283
Zynex, Inc.*	660	5,386
		3,208,155
Healthcare Services — 2.1%
Accolade, Inc.*	2,200	8,470
Addus HomeCare Corp.*	500	66,515
agilon health, Inc.*	10,300	40,479
Ardent Health Partners, Inc.*	400	7,352
Astrana Health, Inc.*	1,400	81,116
Aveanna Healthcare Holdings, Inc.*	1,400	7,280
Blade Air Mobility, Inc.*	1,800	5,292
BrightSpring Health Services, Inc.*	1,700	24,956
Brookdale Senior Living, Inc.*	6,300	42,777
Community Health Systems, Inc.*	4,100	24,887
Concentra Group Holdings Parent, Inc.*	700	15,652
CorVel Corp.*	302	98,721
DocGo, Inc.*	3,700	12,284
Enhabit, Inc.*	1,800	14,220
Fulgent Genetics, Inc.*	700	15,211
GeneDx Holdings Corp.*	400	16,976
HealthEquity, Inc.*	2,800	229,180
Innovage Holding Corp.*	700	4,200
LifeStance Health Group, Inc.*	4,100	28,700
ModivCare, Inc.*	400	5,712
Nano-X Imaging Ltd.*	1,700	10,336
National HealthCare Corp.	406	51,063
OPKO Health, Inc.*	10,901	16,242
Oscar Health, Inc., Class A*	6,400	135,744
PACS Group, Inc.*	1,300	51,961
Pediatrix Medical Group, Inc.*	2,900	33,611
Quipt Home Medical Corp.*	1,600	4,672
RadNet, Inc.*	2,200	152,658
Select Medical Holdings Corp.	3,600	125,532
Sonida Senior Living, Inc.*	100	2,674
Surgery Partners, Inc.*	2,500	80,600
Teladoc Health, Inc.*	5,700	52,326
The Ensign Group, Inc.	1,827	262,759
The Joint Corp.*	500	5,720
The Pennant Group, Inc.*	840	29,988
U.S. Physical Therapy, Inc.	462	39,099
Viemed Healthcare, Inc.*	1,300	9,529
		1,814,494
Home Builders — 2.2%
Beazer Homes USA, Inc.*	924	31,573
Cavco Industries, Inc.*	284	121,620
Century Communities, Inc.	900	92,682
Champion Homes, Inc.*	1,700	161,245
	Number of Shares	Value†

Home Builders — (continued)
Dream Finders Homes, Inc., Class A*	900	$32,589
Forestar Group, Inc.*	560	18,127
Green Brick Partners, Inc.*	1,000	83,520
Hovnanian Enterprises, Inc., Class A*	146	29,838
Installed Building Products, Inc.	808	198,986
KB Home	2,200	188,518
Landsea Homes Corp.*	300	3,705
LCI Industries	791	95,347
LGI Homes, Inc.*	666	78,935
M/I Homes, Inc.*	836	143,257
Meritage Homes Corp.	1,190	244,033
Taylor Morrison Home Corp.*	3,300	231,858
Tri Pointe Homes, Inc.*	3,000	135,930
Winnebago Industries, Inc.	922	53,578
		1,945,341
Home Furnishings — 0.3%
Arhaus, Inc.	1,700	20,927
Daktronics, Inc.*	1,354	17,480
Ethan Allen Interiors, Inc.	728	23,216
Flexsteel Industries, Inc.	200	8,858
Hamilton Beach Brands Holding Co., Class A	300	9,129
Hooker Furnishings Corp.	400	7,232
iRobot Corp.*	871	7,569
MillerKnoll, Inc.	2,328	57,641
Purple Innovation, Inc.*	1,700	1,681
Sleep Number Corp.*	772	14,143
Sonos, Inc.*	4,100	50,389
The Lovesac Co.*	400	11,460
Traeger, Inc.*	700	2,576
Vizio Holding Corp., Class A*	2,700	30,159
Xperi, Inc.*	1,501	13,869
		276,329
Household Products & Wares — 0.3%
ACCO Brands Corp.	2,893	15,825
Central Garden & Pet Co.*	300	10,941
Central Garden & Pet Co., Class A*	1,702	53,443
Helen of Troy Ltd.*	766	47,377
Quanex Building Products Corp.	1,525	42,319
WD-40 Co.	462	119,140
		289,045
Housewares — 0.0%
Lifetime Brands, Inc.	500	3,270
Insurance — 2.4%
Ambac Financial Group, Inc.*	1,500	16,815
American Coastal Insurance Corp.*	700	7,889
AMERISAFE, Inc.	608	29,385
Baldwin Insurance Group, Inc.*	2,200	109,560
CNO Financial Group, Inc.	3,493	122,604
Crawford & Co., Class A	300	3,291
Donegal Group, Inc., Class A	383	5,645
Employers Holdings, Inc.	782	37,513
Enstar Group Ltd.*	428	137,641

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Insurance — (continued)
Essent Group Ltd.	3,400	$218,586
F&G Annuities & Life, Inc.	600	26,832
Fidelis Insurance Holdings Ltd.	1,500	27,090
Genworth Financial, Inc.*	14,100	96,585
GoHealth, Inc., Class A*	200	1,876
Goosehead Insurance, Inc., Class A*	700	62,510
Greenlight Capital Re Ltd., Class A*	728	9,937
Hamilton Insurance Group Ltd., Class B*	1,300	25,142
HCI Group, Inc.	300	32,118
Heritage Insurance Holdings, Inc.*	900	11,016
Hippo Holdings, Inc.*	732	12,356
Horace Mann Educators Corp.	1,380	48,231
Investors Title Co.	39	8,962
Jackson Financial, Inc., Class A	2,500	228,075
James River Group Holdings Ltd.	1,300	8,151
Kingsway Financial Services, Inc.*	500	4,140
Lemonade, Inc.*	1,700	28,033
Maiden Holdings Ltd.*	3,600	6,372
MBIA, Inc.*	1,700	6,069
Mercury General Corp.	900	56,682
NI Holdings, Inc.*	200	3,136
NMI Holdings, Inc.*	2,600	107,094
Palomar Holdings, Inc.*	800	75,736
ProAssurance Corp.*	1,800	27,072
Root, Inc., Class A*	300	11,334
Safety Insurance Group, Inc.	482	39,418
Selective Insurance Group, Inc.	1,975	184,268
Selectquote, Inc.*	4,300	9,331
SiriusPoint Ltd.*	3,300	47,322
Skyward Specialty Insurance Group, Inc.*	1,200	48,876
Stewart Information Services Corp.	908	67,864
Tiptree, Inc.	700	13,699
Trupanion, Inc.*	1,129	47,395
United Fire Group, Inc.	680	14,232
Universal Insurance Holdings, Inc.	651	14,426
		2,100,309
Internet — 1.8%
1-800-Flowers.com, Inc., Class A*	937	7,430
1stdibs.com, Inc.*	1,000	4,410
AudioEye, Inc.*	300	6,855
Backblaze, Inc., Class A*	1,500	9,585
BARK, Inc.*	3,200	5,216
Beyond, Inc.*	1,500	15,120
Bumble, Inc., Class A*	3,100	19,778
Cardlytics, Inc.*	1,100	3,520
Cargurus, Inc.*	2,900	87,087
Cars.com, Inc.*	2,200	36,872
Cogent Communications Holdings, Inc.	1,419	107,730
Couchbase, Inc.*	1,300	20,956
Despegar.com Corp.*	2,100	26,040
Entravision Communications Corp., Class A	2,500	5,175
	Number of Shares	Value†

Internet — (continued)
ePlus, Inc.*	856	$84,179
Eventbrite, Inc., Class A*	2,800	7,644
EverQuote, Inc., Class A*	700	14,763
Figs, Inc., Class A*	4,200	28,728
fuboTV, Inc.*	8,600	12,212
Gambling.com Group Ltd.*	300	3,006
Getty Images Holdings, Inc.*	3,600	13,716
Grindr, Inc.*	600	7,158
Groupon, Inc.*	800	7,824
HealthStream, Inc.	700	20,188
Hims & Hers Health, Inc.*	6,300	116,046
Innovid Corp.*	4,000	7,200
Lands' End, Inc.*	500	8,635
LifeMD, Inc.*	1,300	6,812
Liquidity Services, Inc.*	735	16,758
LiveOne, Inc.*	2,800	2,657
Magnite, Inc.*	4,206	58,253
MediaAlpha, Inc., Class A*	847	15,339
Mondee Holdings, Inc.*	1,700	2,363
Nerdy, Inc.*	1,800	1,770
Nextdoor Holdings, Inc.*	5,400	13,392
Open Lending Corp., Class A*	3,100	18,972
Opendoor Technologies, Inc.*	20,900	41,800
OptimizeRx Corp.*	600	4,632
Perficient, Inc.*	1,145	86,425
Q2 Holdings, Inc.*	1,900	151,563
QuinStreet, Inc.*	1,715	32,808
Revolve Group, Inc.*	1,200	29,736
Shutterstock, Inc.	800	28,296
Solo Brands, Inc., Class A*	500	705
Sprinklr, Inc., Class A*	4,100	31,693
Squarespace, Inc., Class A*	2,000	92,860
Stitch Fix, Inc., Class A*	2,600	7,332
TechTarget, Inc.*	900	22,005
The RealReal, Inc.*	3,500	10,990
TrueCar, Inc.*	3,500	12,075
Tucows, Inc., Class A*	300	6,267
Upwork, Inc.*	4,100	42,845
Vivid Seats, Inc., Class A*	2,400	8,880
Yelp, Inc.*	2,100	73,668
Ziff Davis, Inc.*	1,490	72,503
		1,580,472
Investment Companies — 0.8%
Bit Digital, Inc.*	4,100	14,391
Cannae Holdings, Inc.	1,800	34,308
Cipher Mining, Inc.*	5,900	22,833
Cleanspark, Inc.*	7,400	69,116
Compass Diversified Holdings	2,100	46,473
Core Scientific, Inc.*	6,000	71,160
FTAI Infrastructure, Inc.	3,400	31,824
HA Sustainable Infrastructure Capital, Inc.	3,700	127,539
Hut 8 Corp.*	2,700	33,102
MARA Holdings, Inc.*	9,100	147,602

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Investment Companies — (continued)
NewtekOne, Inc.	900	$11,214
Riot Platforms, Inc.*	9,100	67,522
Terawulf, Inc.*	7,800	36,504
		713,588
Iron & Steel — 0.6%
Carpenter Technology Corp.	1,500	239,370
Commercial Metals Co.	3,800	208,848
Haynes International, Inc.	364	21,673
Radius Recycling, Inc.	900	16,686
Universal Stainless & Alloy Products, Inc.*	300	11,589
		498,166
Leisure Time — 0.6%
Acushnet Holdings Corp.	900	57,375
Clarus Corp.	902	4,059
Escalade, Inc.	400	5,628
Global Business Travel Group I*	4,300	33,067
Johnson Outdoors, Inc., Class A	168	6,081
Life Time Group Holdings, Inc.*	2,000	48,840
Lindblad Expeditions Holdings, Inc.*	1,100	10,175
Livewire Group, Inc.*	500	3,050
Malibu Boats, Inc., Class A*	700	27,167
Marine Products Corp.	188	1,822
MasterCraft Boat Holdings, Inc.*	500	9,105
OneSpaWorld Holdings Ltd.	3,400	56,134
Peloton Interactive, Inc., Class A*	11,400	53,352
Sabre Corp.*	12,700	46,609
Topgolf Callaway Brands Corp.*	4,646	51,013
Vista Outdoor, Inc.*	1,900	74,442
Xponential Fitness, Inc., Class A*	800	9,920
		497,839
Lodging — 0.1%
Full House Resorts, Inc.*	1,200	6,024
Hilton Grand Vacations, Inc.*	2,400	87,168
The Marcus Corp.	733	11,046
		104,238
Machinery — Construction & Mining — 0.4%
Argan, Inc.	436	44,223
Astec Industries, Inc.	698	22,294
Bloom Energy Corp., Class A*	6,600	69,696
Hyster-Yale, Inc.	344	21,937
Net Power, Inc.*	800	5,608
NuScale Power Corp.*	2,600	30,108
Terex Corp.	2,200	116,402
The Manitowoc Co., Inc.*	1,025	9,861
		320,129
Machinery — Diversified — 2.1%
Alamo Group, Inc.	335	60,344
Albany International Corp., Class A	1,032	91,693
Applied Industrial Technologies, Inc.	1,293	288,507
Cactus, Inc., Class A	2,100	125,307
Chart Industries, Inc.*	1,421	176,403
	Number of Shares	Value†

Machinery — Diversified — (continued)
Columbus McKinnon Corp.	885	$31,860
CSW Industrials, Inc.	523	191,622
DXP Enterprises, Inc.*	422	22,518
Eastman Kodak Co.*	1,600	7,552
Gencor Industries, Inc.*	400	8,344
GrafTech International Ltd.*	6,600	8,712
Ichor Holdings Ltd.*	1,100	34,991
Kadant, Inc.	397	134,186
Lindsay Corp.	346	43,125
Mueller Water Products, Inc., Class A	5,192	112,666
Taylor Devices, Inc.*	100	4,992
Tennant Co.	636	61,081
The Gorman-Rupp Co.	751	29,252
Thermon Group Holdings, Inc.*	1,100	32,824
Twin Disc, Inc.	400	4,996
Watts Water Technologies, Inc., Class A	924	191,444
Zurn Elkay Water Solutions Corp.	4,700	168,918
		1,831,337
Media — 0.4%
AMC Networks, Inc., Class A*	1,000	8,690
Cable One, Inc.	200	69,958
Gannett Co., Inc.*	4,253	23,902
Gray Television, Inc.	3,000	16,080
iHeartMedia, Inc., Class A*	2,900	5,365
Liberty Latin America Ltd., Class A*	1,100	10,538
Liberty Latin America Ltd., Class C*	4,252	40,351
Scholastic Corp.	756	24,200
Sinclair, Inc.	1,000	15,300
Sphere Entertainment Co.*	837	36,979
TEGNA, Inc.	5,600	88,368
The E.W. Scripps Co., Class A*	2,229	5,004
Thryv Holdings, Inc.*	1,000	17,230
Townsquare Media, Inc., Class A	500	5,080
WideOpenWest, Inc.*	1,800	9,450
		376,495
Metal Fabricate/Hardware — 1.0%
AZZ, Inc.	976	80,627
Helios Technologies, Inc.	1,059	50,514
Hillman Solutions Corp.*	6,600	69,696
Janus International Group, Inc.*	4,800	48,528
L.B. Foster Co., Class A*	300	6,129
Mayville Engineering Co., Inc.*	400	8,432
Metallus, Inc.*	1,400	20,762
Mueller Industries, Inc.	3,676	272,391
NN, Inc.*	1,800	7,020
Northwest Pipe Co.*	300	13,539
Olympic Steel, Inc.	331	12,909
Omega Flex, Inc.	124	6,190
Park-Ohio Holdings Corp.	300	9,210
Proto Labs, Inc.*	899	26,404
Ryerson Holding Corp.	900	17,919
Standex International Corp.	400	73,112
The Eastern Co.	200	6,490
Tredegar Corp.*	761	5,548

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Metal Fabricate/Hardware — (continued)
Worthington Enterprises, Inc.	984	$40,787
Worthington Steel, Inc.	1,084	36,867
Xometry, Inc., Class A*	1,500	27,555
		840,629
Mining — 0.9%
Caledonia Mining Corp. PLC	600	8,976
Centrus Energy Corp., Class A*	500	27,425
Century Aluminum Co.*	1,754	28,467
Coeur Mining, Inc.*	13,228	91,009
Compass Minerals International, Inc.	1,200	14,424
Constellium S.E.*	4,300	69,918
Contango ORE, Inc.*	200	3,852
Critical Metals Corp.*	300	2,232
Dakota Gold Corp.*	1,700	4,012
Encore Energy Corp.*	5,300	21,412
Energy Fuels, Inc.*	5,400	29,646
Hecla Mining Co.	19,091	127,337
i-80 Gold Corp.*	7,200	8,352
Ivanhoe Electric, Inc.*	2,800	23,688
Kaiser Aluminum Corp.	516	37,420
Lifezone Metals Ltd.*	1,300	9,100
Metals Acquisition Ltd., Class A*	1,800	24,930
Novagold Resources, Inc.*	7,500	30,750
Perpetua Resources Corp.*	1,500	14,025
Piedmont Lithium, Inc.*	600	5,358
SSR Mining, Inc.	6,900	39,192
United States Lime & Minerals, Inc.	325	31,740
Uranium Energy Corp.*	13,100	81,351
Ur-Energy, Inc.*	9,700	11,543
		746,159
Miscellaneous Manufacturing — 1.2%
AMMO, Inc.*	3,600	5,148
Byrna Technologies, Inc.*	700	11,879
Core Molding Technologies, Inc.*	300	5,163
Enpro, Inc.	661	107,201
Fabrinet*	1,162	274,743
Federal Signal Corp.	1,943	181,593
Hillenbrand, Inc.	2,344	65,163
John Bean Technologies Corp.	1,041	102,549
LSB Industries, Inc.*	1,900	15,276
Materion Corp.	657	73,492
Myers Industries, Inc.	1,325	18,312
NL Industries, Inc.	90	669
Park Aerospace Corp.	533	6,945
Sight Sciences, Inc.*	900	5,670
Smith & Wesson Brands, Inc.	1,579	20,495
Sturm Ruger & Co., Inc.	519	21,632
Trinity Industries, Inc.	2,700	94,068
		1,009,998
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior S.A., Class E	910	29,566
	Number of Shares	Value†

Office & Business Equipment — 0.1%
Pitney Bowes, Inc.	5,000	$35,650
Xerox Holdings Corp.	3,800	39,444
		75,094
Office Furnishings — 0.2%
HNI Corp.	1,504	80,976
Interface, Inc.	1,795	34,051
Steelcase, Inc., Class A	3,131	42,237
Virco Mfg. Corp.	400	5,524
		162,788
Oil & Gas — 2.7%
Amplify Energy Corp.*	1,200	7,836
Berry Corp.	2,500	12,850
Borr Drilling Ltd.*	8,000	43,920
California Resources Corp.	2,300	120,681
Chord Energy Corp.	30	3,914
CNX Resources Corp.*	4,900	159,593
Cobalt International Energy, Inc.(1),*	1	0
Comstock Resources, Inc.	2,800	31,164
Crescent Energy, Inc., Class A	4,507	49,352
CVR Energy, Inc.	1,200	27,636
Delek US Holdings, Inc.	2,183	40,931
Diversified Energy Co. PLC	1,600	18,208
Empire Petroleum Corp.*	200	1,050
Evolution Petroleum Corp.	1,200	6,372
Granite Ridge Resources, Inc.	1,900	11,286
Gulfport Energy Corp.*	449	67,956
Helmerich & Payne, Inc.	3,200	97,344
HighPeak Energy, Inc.	500	6,940
Kosmos Energy Ltd.*	15,600	62,868
Magnolia Oil & Gas Corp., Class A	5,700	139,194
Murphy Oil Corp.	4,800	161,952
Nabors Industries Ltd.*	315	20,308
Noble Corp. PLC	4,587	165,774
Northern Oil & Gas, Inc.	3,300	116,853
Par Pacific Holdings, Inc.*	1,918	33,757
Patterson-UTI Energy, Inc.	12,781	97,775
PBF Energy, Inc., Class A	3,400	105,230
Riley Exploration Permian, Inc.	400	10,596
Ring Energy, Inc.*	5,400	8,640
Sable Offshore Corp.*	1,700	40,171
SandRidge Energy, Inc.	1,000	12,230
Seadrill Ltd.*	2,200	87,428
Sitio Royalties Corp., Class A	2,714	56,560
SM Energy Co.	3,800	151,886
Talos Energy, Inc.*	5,000	51,750
Transocean Ltd.*	23,400	99,450
VAALCO Energy, Inc.	3,600	20,664
Valaris Ltd.*	2,100	117,075
Vital Energy, Inc.*	1,000	26,900
Vitesse Energy, Inc.	900	21,618
W&T Offshore, Inc.	3,543	7,617
		2,323,329

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Oil & Gas Services — 1.3%
Archrock, Inc.	5,500	$111,320
Aris Water Solutions, Inc., Class A	900	15,183
Atlas Energy Solutions, Inc.	2,300	50,140
Bristow Group, Inc.*	766	26,572
ChampionX Corp.	6,300	189,945
Core Laboratories, Inc.	1,500	27,795
DMC Global, Inc.*	600	7,788
DNOW, Inc.*	3,600	46,548
Expro Group Holdings N.V.*	3,116	53,502
Forum Energy Technologies, Inc.*	400	6,184
Geospace Technologies Corp.*	500	5,170
Helix Energy Solutions Group, Inc.*	4,801	53,291
Innovex International, Inc.*	1,200	17,616
Kodiak Gas Services, Inc.	700	20,300
Liberty Energy, Inc.	5,400	103,086
Mammoth Energy Services, Inc.*	1,000	4,090
Matrix Service Co.*	1,000	11,530
Natural Gas Services Group, Inc.*	400	7,644
Newpark Resources, Inc.*	2,812	19,487
Oceaneering International, Inc.*	3,400	84,558
Oil States International, Inc.*	2,000	9,200
ProFrac Holding Corp., Class A*	900	6,111
ProPetro Holding Corp.*	2,900	22,214
Ranger Energy Services, Inc.	600	7,146
RPC, Inc.	2,800	17,808
SEACOR Marine Holdings, Inc.*	900	8,685
Select Water Solutions, Inc., Class A	3,100	34,503
Solaris Energy Infrastructure, Inc.	600	7,656
TETRA Technologies, Inc.*	4,400	13,640
Tidewater, Inc.*	1,600	114,864
		1,103,576
Packaging and Containers — 0.3%
Ardagh Metal Packaging S.A.	5,000	18,850
Clearwater Paper Corp.*	478	13,642
Greif, Inc., Class A	800	50,128
Greif, Inc., Class B	200	13,966
Karat Packaging, Inc.	300	7,767
O-I Glass, Inc.*	5,000	65,600
Pactiv Evergreen, Inc.	1,100	12,661
Ranpak Holdings Corp.*	1,200	7,836
TriMas Corp.	1,295	33,061
		223,511
Pharmaceuticals — 2.9%
ACELYRIN, Inc.*	2,300	11,339
AdaptHealth Corp.*	3,400	38,182
Agios Pharmaceuticals, Inc.*	1,900	84,417
Akebia Therapeutics, Inc.*	7,700	10,164
Alector, Inc.*	2,900	13,514
Alimera Sciences Inc.*	900	36
Alkermes PLC*	5,400	151,146
Amneal Pharmaceuticals, Inc.*	5,337	44,404
Amphastar Pharmaceuticals, Inc.*	1,300	63,089
Anika Therapeutics, Inc.*	400	9,880
Aquestive Therapeutics, Inc.*	2,800	13,944
	Number of Shares	Value†

Pharmaceuticals — (continued)
Arvinas, Inc.*	2,200	$54,186
Avadel Pharmaceuticals PLC, ADR*	3,100	40,657
Biote Corp., Class A*	600	3,348
Catalyst Pharmaceuticals, Inc.*	3,700	73,556
Coherus Biosciences, Inc.*	2,700	2,808
Collegium Pharmaceutical, Inc.*	1,100	42,504
Corbus Pharmaceuticals Holdings, Inc.*	300	6,189
Corcept Therapeutics, Inc.*	2,700	124,956
CorMedix, Inc.*	1,700	13,736
Enanta Pharmaceuticals, Inc.*	700	7,252
Enliven Therapeutics, Inc.*	1,200	30,648
Fennec Pharmaceuticals, Inc.*	700	3,500
Foghorn Therapeutics, Inc.*	800	7,448
Fulcrum Therapeutics, Inc.*	2,200	7,854
Harmony Biosciences Holdings, Inc.*	900	36,000
Harrow, Inc.*	1,000	44,960
Herbalife Ltd.*	3,400	24,446
Heron Therapeutics, Inc.*	3,800	7,562
Ironwood Pharmaceuticals, Inc.*	4,361	17,967
KalVista Pharmaceuticals, Inc.*	1,300	15,054
Kura Oncology, Inc.*	2,300	44,942
Longboard Pharmaceuticals, Inc.*	1,100	36,663
Lyell Immunopharma, Inc.*	6,000	8,280
Madrigal Pharmaceuticals, Inc.*	591	125,422
MannKind Corp.*	8,701	54,729
MediWound Ltd.*	400	7,224
Mirum Pharmaceuticals, Inc.*	1,300	50,700
Nature's Sunshine Products, Inc.*	500	6,810
Neurogene, Inc.*	300	12,588
Ocugen, Inc.*	9,100	9,029
Ocular Therapeutix, Inc.*	5,300	46,110
Option Care Health, Inc.*	5,602	175,343
ORIC Pharmaceuticals, Inc.*	2,200	22,550
Outlook Therapeutics, Inc.*	345	1,842
Owens & Minor, Inc.*	2,576	40,418
Pacira BioSciences, Inc.*	1,500	22,575
PetIQ, Inc.*	900	27,693
Phibro Animal Health Corp., Class A	700	15,764
Protagonist Therapeutics, Inc.*	1,900	85,500
Regulus Therapeutics, Inc.*	2,500	3,925
Revance Therapeutics, Inc.*	3,600	18,684
Rhythm Pharmaceuticals, Inc.*	1,800	94,302
scPharmaceuticals, Inc.*	1,100	5,016
SIGA Technologies, Inc.	1,700	11,475
Skye Bioscience, Inc.*	700	2,737
Spyre Therapeutics, Inc.*	1,200	35,292
Supernus Pharmaceuticals, Inc.*	1,700	53,006
Trevi Therapeutics, Inc.*	1,800	6,012
USANA Health Sciences, Inc.*	348	13,196
Vanda Pharmaceuticals, Inc.*	1,941	9,103
Vaxcyte, Inc.*	3,900	445,653
Verrica Pharmaceuticals, Inc.*	900	1,305
Voyager Therapeutics, Inc.*	1,200	7,020
Xeris Biopharma Holdings, Inc.*	4,300	12,255

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Pharmaceuticals — (continued)
Y-mAbs Therapeutics, Inc.*	1,200	$15,780
		2,533,689
Pipelines — 0.2%
Excelerate Energy, Inc., Class A	600	13,206
Golar LNG Ltd.	3,200	117,632
Kinetik Holdings, Inc.	1,200	54,312
NextDecade Corp.*	3,900	18,369
		203,519
Private Equity — 0.0%
P10, Inc., Class A	1,300	13,923
Patria Investments Ltd., Class A	1,600	17,872
		31,795
Real Estate — 0.7%
Anywhere Real Estate, Inc.*	2,800	14,224
Compass, Inc., Class A*	12,300	75,153
Cushman & Wakefield PLC*	7,600	103,588
eXp World Holdings, Inc.	2,700	38,043
FRP Holdings, Inc.*	338	10,093
Kennedy-Wilson Holdings, Inc.	3,581	39,570
Legacy Housing Corp.*	300	8,205
Marcus & Millichap, Inc.	800	31,704
Maui Land & Pineapple Co., Inc.*	300	6,735
McGrath RentCorp	770	81,065
Newmark Group, Inc., Class A	4,400	68,332
RE/MAX Holdings, Inc., Class A*	600	7,470
Redfin Corp.*	3,800	47,614
Sky Harbour Group Corp.*	500	5,520
Star Holdings*	446	6,173
Stratus Properties, Inc.*	200	5,198
The Real Brokerage, Inc.*	3,400	18,870
The RMR Group, Inc., Class A	467	11,852
The St. Joe Co.	1,200	69,972
		649,381
Real Estate Investment Trusts — 0.0%
Claros Mortgage Trust, Inc.	2,900	21,721
Retail — 4.0%
Abercrombie & Fitch Co., Class A*	1,588	222,161
Academy Sports & Outdoors, Inc.	2,300	134,228
American Eagle Outfitters, Inc.	6,000	134,340
America's Car-Mart, Inc.*	190	7,965
Arko Corp.	2,400	16,848
Asbury Automotive Group, Inc.*	670	159,855
Beacon Roofing Supply, Inc.*	2,081	179,861
Biglari Holdings, Inc., Class B*	10	1,720
BJ's Restaurants, Inc.*	620	20,187
Blink Charging Co.*	3,500	6,020
Bloomin' Brands, Inc.	2,400	39,672
BlueLinx Holdings, Inc.*	251	26,460
Boot Barn Holdings, Inc.*	1,000	167,280
Brinker International, Inc.*	1,400	107,142
Build-A-Bear Workshop, Inc.	400	13,748
Caleres, Inc.	1,054	34,835
	Number of Shares	Value†

Retail — (continued)
Camping World Holdings, Inc., Class A	1,400	$33,908
Chuy's Holdings, Inc.*	600	22,440
Citi Trends, Inc.*	300	5,511
Clean Energy Fuels Corp.*	6,000	18,660
Cracker Barrel Old Country Store, Inc.	734	33,287
Dave & Buster's Entertainment, Inc.*	1,100	37,455
Denny's Corp.*	1,452	9,365
Designer Brands, Inc., Class A	1,300	9,594
Destination XL Group, Inc.*	2,000	5,880
Dine Brands Global, Inc.	471	14,709
El Pollo Loco Holdings, Inc.*	1,000	13,700
EVgo, Inc.*	2,700	11,178
First Watch Restaurant Group, Inc.*	1,000	15,600
FirstCash Holdings, Inc.	1,286	147,633
Foot Locker, Inc.	2,800	72,352
Genesco, Inc.*	295	8,015
GMS, Inc.*	1,300	117,741
Group 1 Automotive, Inc.	443	169,687
GrowGeneration Corp.*	1,800	3,834
Haverty Furniture Cos., Inc.	450	12,361
J Jill, Inc.	200	4,934
Jack in the Box, Inc.	614	28,576
Kura Sushi USA, Inc., Class A*	200	16,112
La-Z-Boy, Inc.	1,362	58,471
Leslie's, Inc.*	5,700	18,012
MarineMax, Inc.*	700	24,689
Movado Group, Inc.	460	8,556
National Vision Holdings, Inc.*	2,400	26,184
Nu Skin Enterprises, Inc., Class A	1,700	12,529
OneWater Marine, Inc., Class A*	400	9,564
Papa John's International, Inc.	1,110	59,796
Patrick Industries, Inc.	675	96,100
PC Connection, Inc.	365	27,532
Petco Health & Wellness Co., Inc.*	3,000	13,650
Portillo's, Inc., Class A*	1,500	20,205
Potbelly Corp.*	1,000	8,340
PriceSmart, Inc.	831	76,269
Sally Beauty Holdings, Inc.*	3,400	46,138
Savers Value Village, Inc.*	800	8,416
Shake Shack, Inc., Class A*	1,200	123,852
Shoe Carnival, Inc.	516	22,627
Signet Jewelers Ltd.	1,400	144,396
Sonic Automotive, Inc., Class A	434	25,380
Sweetgreen, Inc., Class A*	3,300	116,985
The Buckle, Inc.	949	41,727
The Cheesecake Factory, Inc.	1,616	65,529
The ODP Corp.*	1,170	34,807
The ONE Group Hospitality, Inc.*	800	2,944
Tile Shop Holdings, Inc.*	1,200	7,908
Tilly's, Inc., Class A*	800	4,080
Urban Outfitters, Inc.*	2,100	80,451
Vera Bradley, Inc.*	1,100	6,006
Victoria's Secret & Co.*	2,600	66,820
Warby Parker, Inc., Class A*	2,900	47,357
Winmark Corp.	91	34,847

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Retail — (continued)
Zumiez, Inc.*	503	$10,714
		3,435,735
Savings & Loans — 1.1%
Axos Financial, Inc.*	1,800	113,184
Banc of California, Inc.	4,624	68,111
Berkshire Hills Bancorp, Inc.	1,442	38,833
Brookline Bancorp, Inc.	2,687	27,112
Capitol Federal Financial, Inc.	4,400	25,696
ESSA Bancorp, Inc.	400	7,688
First Financial Northwest, Inc.	300	6,756
Flushing Financial Corp.	1,038	15,134
FS Bancorp, Inc.	200	8,898
Greene County Bancorp, Inc.	200	6,180
Home Bancorp, Inc.	200	8,916
HomeTrust Bancshares, Inc.	500	17,040
New York Community Bancorp, Inc.	8,466	95,073
Northfield Bancorp, Inc.	1,093	12,679
Northwest Bancshares, Inc.	4,155	55,594
OceanFirst Financial Corp.	1,810	33,648
Pacific Premier Bancorp, Inc.	3,146	79,153
Provident Financial Services, Inc.	4,230	78,509
Southern Missouri Bancorp, Inc.	300	16,947
The Hingham Institution For Savings	61	14,842
Timberland Bancorp, Inc.	300	9,078
WaFd, Inc.	2,234	77,855
Waterstone Financial, Inc.	400	5,880
WSFS Financial Corp.	1,974	100,654
		923,460
Semiconductors — 2.0%
ACM Research, Inc., Class A*	1,600	32,480
Aehr Test Systems*	900	11,565
Alpha & Omega Semiconductor Ltd.*	700	25,984
Ambarella, Inc.*	1,229	69,322
Arteris, Inc.*	1,000	7,720
Axcelis Technologies, Inc.*	1,099	115,230
CEVA, Inc.*	671	16,205
Cohu, Inc.*	1,524	39,167
Diodes, Inc.*	1,499	96,071
FormFactor, Inc.*	2,529	116,334
Impinj, Inc.*	700	151,564
Kulicke & Soffa Industries, Inc.	1,800	81,234
MaxLinear, Inc.*	2,643	38,270
Navitas Semiconductor Corp.*	3,700	9,065
Ouster, Inc.*	1,500	9,450
Photronics, Inc.*	2,092	51,798
Power Integrations, Inc.	1,847	118,429
QuickLogic Corp.*	500	3,835
Rambus, Inc.*	3,623	152,963
Richardson Electronics Ltd.	500	6,170
Semtech Corp.*	2,109	96,297
Silicon Laboratories, Inc.*	1,016	117,419
SiTime Corp.*	551	94,502
SkyWater Technology, Inc.*	1,000	9,080
SMART Global Holdings, Inc.*	1,600	33,520
	Number of Shares	Value†

Semiconductors — (continued)
Synaptics, Inc.*	1,265	$98,139
Ultra Clean Holdings, Inc.*	1,500	59,895
Veeco Instruments, Inc.*	1,854	61,423
Vishay Precision Group, Inc.*	400	10,360
		1,733,491
Software — 5.0%
8X8, Inc.*	3,700	7,548
ACI Worldwide, Inc.*	3,427	174,434
ACV Auctions, Inc., Class A*	4,900	99,617
Adeia, Inc.	3,653	43,507
Agilysys, Inc.*	676	73,664
Alignment Healthcare, Inc.*	3,400	40,188
Alkami Technology, Inc.*	1,500	47,310
Altair Engineering, Inc., Class A*	1,900	181,469
American Software, Inc., Class A	1,093	12,231
Amplitude, Inc., Class A*	2,600	23,322
Appian Corp., Class A*	1,375	46,942
Asana, Inc., Class A*	2,600	30,134
Asure Software, Inc.*	700	6,335
AvePoint, Inc.*	4,300	50,611
AvidXchange Holdings, Inc.*	5,800	47,038
Bandwidth, Inc., Class A*	739	12,940
BigBear.ai Holdings, Inc.*	3,900	5,694
BigCommerce Holdings, Inc.*	2,100	12,285
Blackbaud, Inc.*	1,350	114,318
BlackLine, Inc.*	1,840	101,458
Blend Labs, Inc., Class A*	8,000	30,000
Box, Inc., Class A*	4,600	150,558
Braze, Inc., Class A*	2,200	71,148
C3.ai, Inc., Class A*	2,700	65,421
Cerence, Inc.*	1,400	4,410
Clear Secure, Inc., Class A	2,900	96,106
Clearwater Analytics Holdings, Inc., Class A*	4,700	118,675
Climb Global Solutions, Inc.	100	9,954
CommVault Systems, Inc.*	1,448	222,775
Consensus Cloud Solutions, Inc.*	667	15,708
CS Disco, Inc.*	900	5,292
CSG Systems International, Inc.	981	47,726
Daily Journal Corp.*	41	20,094
Definitive Healthcare Corp.*	1,700	7,599
Digi International, Inc.*	1,257	34,605
Digimarc Corp.*	500	13,440
Digital Turbine Inc*	3,200	9,824
DigitalOcean Holdings, Inc.*	2,200	88,858
Domo, Inc., Class B*	1,100	8,261
Donnelley Financial Solutions, Inc.*	800	52,664
E2open Parent Holdings, Inc.*	5,800	25,578
eGain Corp.*	500	2,550
Enfusion, Inc., Class A*	1,700	16,133
Envestnet, Inc.*	1,613	101,006
EverCommerce, Inc.*	600	6,216
Evolent Health, Inc., Class A*	3,800	107,464
Fastly, Inc., Class A*	4,000	30,280

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Software — (continued)
Freshworks, Inc., Class A*	6,800	$78,064
GigaCloud Technology, Inc., Class A*	800	18,384
Health Catalyst, Inc.*	1,800	14,652
I3 Verticals, Inc., Class A*	800	17,048
IBEX Holdings Ltd.*	300	5,994
Ibotta, Inc., Class A*	200	12,322
iLearningEngines Holdings, Inc.*	1,100	1,837
Immersion Corp.	1,200	10,704
Innodata, Inc.*	1,000	16,770
Inspired Entertainment, Inc.*	700	6,489
Instructure Holdings, Inc.*	700	16,485
Intapp, Inc.*	1,300	62,179
IonQ, Inc.*	6,700	58,558
Jamf Holding Corp.*	2,500	43,375
Kaltura, Inc.*	3,300	4,488
Matterport, Inc.*	8,900	40,050
MeridianLink, Inc.*	800	16,456
N-able, Inc.*	2,400	31,344
Olo, Inc., Class A*	3,200	15,872
ON24, Inc.*	800	4,896
Outbrain, Inc.*	1,000	4,860
Pagaya Technologies Ltd., Class A*	1,400	14,798
PagerDuty, Inc.*	3,000	55,650
PDF Solutions, Inc.*	1,000	31,680
Phreesia, Inc.*	1,600	36,464
Planet Labs PBC*	5,000	11,150
Playstudios, Inc.*	2,600	3,926
Porch Group, Inc.*	3,100	4,758
Privia Health Group, Inc.*	3,200	58,272
Progress Software Corp.	1,426	96,070
PROS Holdings, Inc.*	1,517	28,095
PubMatic, Inc., Class A*	1,400	20,818
Rackspace Technology, Inc.*	1,800	4,410
Red Violet, Inc.*	300	8,535
ReposiTrak, Inc.	400	7,388
Sapiens International Corp. N.V.	1,000	37,270
Schrodinger, Inc.*	1,800	33,390
SEMrush Holdings, Inc., Class A*	1,300	20,423
Simulations Plus, Inc.	500	16,010
SolarWinds Corp.	1,600	20,880
SoundHound AI, Inc., Class A*	9,600	44,736
Sprout Social, Inc., Class A*	1,618	47,035
SPS Commerce, Inc.*	1,162	225,626
Talkspace, Inc.*	4,400	9,196
Verint Systems, Inc.*	2,095	53,066
Vertex, Inc., Class A*	1,800	69,318
Viant Technology, Inc., Class A*	400	4,428
Vimeo, Inc.*	4,700	23,735
Waystar Holding Corp.*	1,400	39,046
Weave Communications, Inc.*	1,100	14,080
WM Technology, Inc.*	3,500	3,045
Workiva, Inc.*	1,700	134,504
Yext, Inc.*	3,400	23,528
Zeta Global Holdings Corp., Class A*	5,900	175,997
	Number of Shares	Value†

Software — (continued)
Zuora, Inc., Class A*	4,100	$35,342
		4,386,886
Telecommunications — 1.8%
A10 Networks, Inc.	2,300	33,212
ADTRAN Holdings, Inc.	2,705	16,041
Anterix, Inc.*	300	11,298
Applied Digital Corp.*	3,400	28,050
AST SpaceMobile, Inc.*	4,400	115,060
ATN International, Inc.	398	12,871
Aviat Networks, Inc.*	400	8,652
BlackSky Technology, Inc.*	575	2,726
Calix, Inc.*	1,893	73,429
Clearfield, Inc.*	400	15,584
CommScope Holding Co., Inc.*	7,200	43,992
Consolidated Communications Holdings, Inc.*	2,571	11,929
Credo Technology Group Holding Ltd.*	4,200	129,360
DigitalBridge Group, Inc.	5,175	73,123
EchoStar Corp., Class A*	4,000	99,280
Extreme Networks, Inc.*	4,247	63,832
Globalstar, Inc.*	23,900	29,636
Gogo, Inc.*	2,200	15,796
Harmonic, Inc.*	3,470	50,558
IDT Corp., Class B	500	19,085
Infinera Corp.*	6,594	44,510
InterDigital, Inc.	794	112,454
Lumen Technologies, Inc.*	33,500	237,850
NETGEAR, Inc.*	929	18,636
Ooma, Inc.*	700	7,973
Powerfleet, Inc.*	3,200	16,000
Preformed Line Products Co.	71	9,094
Ribbon Communications, Inc.*	3,143	10,215
Shenandoah Telecommunications Co.	1,518	21,419
Spok Holdings, Inc.	700	10,542
Telephone and Data Systems, Inc.	3,300	76,725
Terran Orbital Corp.*	6,200	1,557
Viasat, Inc.*	4,100	48,954
Viavi Solutions, Inc.*	7,000	63,140
		1,532,583
Textiles — 0.1%
UniFirst Corp.	512	101,709
Toys, Games & Hobbies — 0.0%
Funko, Inc., Class A*	1,200	14,664
JAKKS Pacific, Inc.*	300	7,656
		22,320
Transportation — 1.5%
Air Transport Services Group, Inc.*	1,485	24,042
ArcBest Corp.	744	80,687
Ardmore Shipping Corp.	1,300	23,530
Costamare, Inc.	1,500	23,580
Covenant Logistics Group, Inc.	300	15,852
CryoPort, Inc.*	1,500	12,165
DHT Holdings, Inc.	4,400	48,532

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Transportation — (continued)
Dorian LPG Ltd.	1,132	$38,963
FLEX LNG Ltd.	1,000	25,440
Forward Air Corp.	796	28,178
Genco Shipping & Trading Ltd.	1,400	27,300
Golden Ocean Group Ltd.	3,900	52,182
Heartland Express, Inc.	1,567	19,243
Himalaya Shipping Ltd.*	1,200	10,392
Hub Group, Inc., Class A	1,986	90,264
International Seaways, Inc.	1,331	68,626
Marten Transport Ltd.	1,926	34,090
Matson, Inc.	1,048	149,466
Nordic American Tankers Ltd.	7,067	25,936
PAM Transportation Services, Inc.*	200	3,700
Pangaea Logistics Solutions Ltd.	1,400	10,122
Proficient Auto Logistics, Inc.*	500	7,090
Radiant Logistics, Inc.*	1,000	6,430
RXO, Inc.*	4,500	126,000
Safe Bulkers, Inc.	1,700	8,806
Scorpio Tankers, Inc.	1,540	109,802
SFL Corp. Ltd.	3,784	43,781
Teekay Corp.*	2,000	18,400
Teekay Tankers Ltd., Class A	800	46,600
Universal Logistics Holdings, Inc.	200	8,622
Werner Enterprises, Inc.	2,052	79,187
World Kinect Corp.	1,900	58,729
		1,325,737
Trucking and Leasing — 0.3%
GATX Corp.	1,144	151,523
The Greenbrier Cos., Inc.	1,047	53,282
Willis Lease Finance Corp.	100	14,881
		219,686
Water — 0.4%
American States Water Co.	1,177	98,032
California Water Service Group	1,866	101,174
Consolidated Water Co., Ltd.	400	10,084
Global Water Resources, Inc.	500	6,295
Middlesex Water Co.	531	34,642
SJW Group	1,032	59,970
The York Water Co.	497	18,618
		328,815
TOTAL COMMON STOCKS (Cost $74,444,843)		81,571,474

REAL ESTATE INVESTMENT TRUSTS — 6.7%
Apartments — 0.4%
Apartment Investment and Management Co., Class A*	4,800	43,392
BRT Apartments Corp.	500	8,790
Centerspace	461	32,487
Elme Communities	3,006	52,875
Independence Realty Trust, Inc.	7,492	153,586
NexPoint Residential Trust, Inc.	700	30,807
		321,937
	Number of Shares	Value†

Diversified — 0.9%
Alexander & Baldwin, Inc.	2,456	$47,155
American Assets Trust, Inc.	1,600	42,752
Armada Hoffler Properties, Inc.	2,100	22,743
Broadstone Net Lease, Inc.	6,300	119,385
Clipper Realty, Inc.	600	3,420
Farmland Partners, Inc.	1,400	14,630
Gladstone Commercial Corp.	1,252	20,333
Gladstone Land Corp.	1,100	15,290
Global Net Lease, Inc.	6,782	57,104
InvenTrust Properties Corp.	2,300	65,251
NexPoint Diversified Real Estate Trust	1,311	8,192
One Liberty Properties, Inc.	510	14,045
Outfront Media, Inc.	4,800	88,224
Postal Realty Trust, Inc., Class A	700	10,248
PotlatchDeltic Corp.	2,574	115,959
Safehold, Inc.	1,735	45,509
UMH Properties, Inc.	2,168	42,645
Uniti Group, Inc.	8,300	46,812
Veris Residential, Inc.	2,700	48,222
		827,919
Healthcare — 0.7%
American Healthcare REIT, Inc.	2,200	57,420
CareTrust REIT, Inc.	4,495	138,716
Community Healthcare Trust, Inc.	700	12,705
Diversified Healthcare Trust	6,700	28,073
Global Medical REIT, Inc.	1,800	17,838
LTC Properties, Inc.	1,417	51,990
National Health Investors, Inc.	1,357	114,069
Sabra Health Care REIT, Inc.	7,693	143,167
Universal Health Realty Income Trust	420	19,215
		583,193
Hotels & Resorts — 0.8%
Apple Hospitality REIT, Inc.	7,600	112,860
Braemar Hotels & Resorts, Inc.	2,800	8,652
Chatham Lodging Trust	1,300	11,076
DiamondRock Hospitality Co.	7,023	61,311
Pebblebrook Hotel Trust	3,993	52,827
RLJ Lodging Trust	5,080	46,634
Ryman Hospitality Properties, Inc.	1,912	205,043
Service Properties Trust	5,500	25,080
Summit Hotel Properties, Inc.	3,400	23,324
Sunstone Hotel Investors, Inc.	6,847	70,661
Xenia Hotels & Resorts, Inc.	3,200	47,264
		664,732
Industrial — 0.5%
Industrial Logistics Properties Trust	2,400	11,424
Innovative Industrial Properties, Inc.	856	115,218
LXP Industrial Trust	9,715	97,636
Plymouth Industrial REIT, Inc.	1,400	31,640
Terreno Realty Corp.	3,175	212,185
		468,103
Mortgage Banks — 1.0%
AFC Gamma, Inc.	600	6,126

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number of Shares	Value†
REAL ESTATE INVESTMENT TRUSTS — (continued)
Mortgage Banks — (continued)
AG Mortgage Investment Trust, Inc.	1,100	$8,261
Angel Oak Mortgage REIT, Inc.	200	2,086
Apollo Commercial Real Estate Finance, Inc.	4,456	40,951
Arbor Realty Trust, Inc.	6,000	93,360
Ares Commercial Real Estate Corp.	1,600	11,200
ARMOUR Residential REIT, Inc.	1,615	32,946
Blackstone Mortgage Trust, Inc., Class A	5,800	110,258
BrightSpire Capital, Inc.	3,900	21,840
Chimera Investment Corp.	2,600	41,158
Dynex Capital, Inc.	2,469	31,504
Ellington Financial, Inc.	2,500	32,225
Franklin BSP Realty Trust, Inc.	2,712	35,419
Granite Point Mortgage Trust, Inc.	1,700	5,389
Invesco Mortgage Capital, Inc.	1,612	15,137
KKR Real Estate Finance Trust, Inc.	2,100	25,935
Ladder Capital Corp.	3,776	43,801
MFA Financial, Inc.	3,175	40,386
New York Mortgage Trust, Inc.	2,975	18,832
Nexpoint Real Estate Finance, Inc.	300	4,689
Orchid Island Capital, Inc.	1,840	15,125
PennyMac Mortgage Investment Trust	2,892	41,240
Ready Capital Corp.	5,354	40,851
Redwood Trust, Inc.	4,477	34,607
Seven Hills Realty Trust	500	6,885
Sunrise Realty Trust, Inc.	200	2,878
TPG RE Finance Trust, Inc.	2,000	17,060
Two Harbors Investment Corp.	3,500	48,580
		828,729
Office Property — 0.8%
Brandywine Realty Trust	5,500	29,920
City Office REIT, Inc.	1,400	8,176
COPT Defense Properties	3,700	112,221
Douglas Emmett, Inc.	5,300	93,121
Easterly Government Properties, Inc.	3,200	43,456
Empire State Realty Trust, Inc., Class A	4,500	49,860
Equity Commonwealth*	3,400	67,660
Franklin Street Properties Corp.	3,700	6,549
Hudson Pacific Properties, Inc.	4,300	20,554
JBG SMITH Properties	2,700	47,196
NET Lease Office Properties	500	15,310
Orion Office REIT, Inc.	1,900	7,600
Paramount Group, Inc.	5,800	28,536
Peakstone Realty Trust	1,100	14,993
Piedmont Office Realty Trust, Inc., Class A	4,200	42,420
SL Green Realty Corp.	2,100	146,181
		733,753
Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	600	9,306
	Number of Shares	Value†

Regional Malls — 0.3%
CBL & Associates Properties, Inc.	600	$15,120
Tanger, Inc.	3,500	116,130
The Macerich Co.	7,200	131,328
		262,578
Single Tenant — 0.4%
Alpine Income Property Trust, Inc.	500	9,100
Essential Properties Realty Trust, Inc.	5,800	198,070
Four Corners Property Trust, Inc.	3,000	87,930
Getty Realty Corp.	1,669	53,091
		348,191
Strip Centers — 0.9%
Acadia Realty Trust	3,420	80,302
Alexander's, Inc.	69	16,723
CTO Realty Growth, Inc.	759	14,436
Kite Realty Group Trust	7,149	189,877
NETSTREIT Corp.	2,500	41,325
Phillips Edison & Co., Inc.	4,000	150,840
Retail Opportunity Investments Corp.	4,200	66,066
Saul Centers, Inc.	351	14,728
SITE Centers Corp.	1,525	92,262
Urban Edge Properties	4,000	85,560
Whitestone REIT	1,400	18,942
		771,061
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $6,027,798)		5,819,502

RIGHTS — 0.0%
Aduro Biotech CVR*	560	0
CinCor Pharma, Inc.*	800	2,448
Empire Petroleum Corp.*	200	3
OmniAb, Inc.*	191	334
OmniAb, Inc.*	191	256
Resolute Forest Products, Inc.*	1,500	2,130
TOTAL RIGHTS (Cost $699)		5,171

WARRANTS — 0.0%
Nabors Industries Ltd. Expiration Date 06/11/26*	87	471
Chord Energy Corp. Expiration Date 09/01/25*	102	1,315
Danimer Scientific, Inc. *	1,066	85
Pulse Biosciences, Inc. *	76	497
Pulse Biosciences, Inc. *	76	497
TOTAL WARRANTS (Cost $733)		2,865

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 0.3%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.833%) (Cost $255,213)	255,213	$255,213
TOTAL INVESTMENTS — 100.7% (Cost $80,729,286)		$87,654,225
Other Assets & Liabilities — (0.7)%		(581,649)
TOTAL NET ASSETS — 100.0%		$87,072,576

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
(1)	The value of this security was determined using significant unobservable inputs .
ADR— American Depositary Receipt.
AG— Aktiengesellschaft.
CVR— Contingent Valued Rights.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
REIT— Real Estate Investment Trust.
S.A.— Societe Anonyme.
S.E.— Societas Europaea.
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Advertising	0.1%	$75,426
Aerospace & Defense	1.3%	1,065,028
Agriculture	0.4%	334,076
Airlines	0.3%	238,614
Apparel	0.6%	462,744
Auto Manufacturers	0.2%	142,941
Auto Parts & Equipment	1.2%	947,627
Banks	9.6%	7,785,986
Beverages	0.3%	266,300
Biotechnology	8.7%	7,120,295
Building Materials	2.1%	1,733,134
Chemicals	2.1%	1,709,177
Coal	0.6%	523,520
Commercial Services	4.7%	3,837,670
Computers	2.4%	1,937,599
Cosmetics & Personal Care	0.3%	275,443
Distribution & Wholesale	0.7%	549,393
Diversified Financial Services	3.8%	3,128,665
Electric	1.5%	1,243,298
Electrical Components & Equipment	0.9%	736,636
Electronics	2.4%	1,947,846
COMMON STOCKS INDUSTRY DIVERSIFICATION	% of Market Value	Value†
Energy-Alternate Sources	0.5%	$413,060
Engineering & Construction	2.1%	1,679,461
Entertainment	1.1%	894,995
Environmental Control	0.5%	385,905
Food	1.6%	1,307,058
Forest Products & Paper	0.1%	94,435
Gas	1.1%	866,496
Hand & Machine Tools	0.4%	344,262
Healthcare Products	3.9%	3,208,155
Healthcare Services	2.2%	1,814,494
Home Builders	2.4%	1,945,341
Home Furnishings	0.3%	276,329
Household Products & Wares	0.4%	289,045
Housewares	0.0%	3,270
Insurance	2.6%	2,100,309
Internet	1.9%	1,580,472
Investment Companies	0.9%	713,588
Iron & Steel	0.6%	498,166
Leisure Time	0.6%	497,839
Lodging	0.1%	104,238
Machinery — Construction & Mining	0.4%	320,129
Machinery — Diversified	2.3%	1,831,337
Media	0.5%	376,495
Metal Fabricate/Hardware	1.0%	840,629
Mining	0.9%	746,159
Miscellaneous Manufacturing	1.2%	1,009,998
Multi-National	0.0%	29,566
Office & Business Equipment	0.1%	75,094
Office Furnishings	0.2%	162,788
Oil & Gas	2.9%	2,323,329
Oil & Gas Services	1.4%	1,103,576
Packaging and Containers	0.3%	223,511
Pharmaceuticals	3.1%	2,533,689
Pipelines	0.3%	203,519
Private Equity	0.0%	31,795
Real Estate	0.8%	649,381
Real Estate Investment Trusts	0.0%	21,721
Retail	4.2%	3,435,735
Savings & Loans	1.1%	923,460
Semiconductors	2.1%	1,733,491
Software	5.4%	4,386,886
Telecommunications	1.9%	1,532,583
Textiles	0.1%	101,709
Toys, Games & Hobbies	0.0%	22,320
Transportation	1.6%	1,325,737
Trucking and Leasing	0.3%	219,686
Water	0.4%	328,815
	100.0%	$81,571,474

Penn Series Funds, Inc.
Schedule of Investments — September 30, 2024 (Unaudited)
Small Cap Index Fund
Futures contracts held by the Fund at September 30, 2024 are as follows:
Futures Contracts: Exchange Traded
Type	Futures Contract	Expiration Date	Numbers of Contracts	Units per Contract	Closing Price	Notional Value	Unrealized Appreciation	Unrealized Depreciation
Long	E-Mini Russell 2000 Index	12/20/24	3	50	$2,249	$337,380	$11,696	$—
							$11,696	$—